UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.2%
		Argentina: 2.6%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$462,450	0.4
1,000,000	(1),(2)	Banco Macro SA, 6.750%, 11/04/2026	812,500	0.8
500,000	(1)	YPF SA, 8.500%, 03/23/2021	495,625	0.5
500,000		YPF SA, 8.750%, 04/04/2024	471,250	0.5
500,000	(1)	YPF SA, 8.750%, 04/04/2024	471,250	0.4
			2,713,075	2.6

		Brazil: 8.0%
750,000	(1),(3)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	712,312	0.7
600,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	591,720	0.6
1,000,000	(1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	968,750	0.9
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	579,568	0.6
200,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	185,602	0.2
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	251,565	0.2
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	744,938	0.7
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	637,000	0.6
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	262,503	0.3
500,000	(1)	Minerva Luxembourg SA, 6.500%, 09/20/2026	467,505	0.4
1,000,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	927,500	0.9
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	772,125	0.7
1,000,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	990,000	0.9
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	308,550	0.3
			8,399,638	8.0

		Chile: 6.1%
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	619,825	0.6
675,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	637,038	0.6
1,350,000	(1)	Cencosud SA, 5.150%, 02/12/2025	1,303,706	1.2
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	623,953	0.6
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	257,850	0.2
600,000	(1)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/2022	602,946	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	500,771	0.5
1,000,000	(1)	SACI Falabella, 3.750%, 10/30/2027	905,000	0.9
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	443,856	0.4
500,000	(1)	Telefonica Chile SA, 3.875%, 10/12/2022	493,173	0.5
			6,388,118	6.1

		China: 6.6%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,549,026	1.5
1,500,000	(2)	China Construction Bank Corp., 3.875%, 05/13/2025	1,492,203	1.4
350,000		China Evergrande Group, 8.750%, 06/28/2025	296,247	0.3
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/2020	308,189	0.3
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,007,375	1.0
500,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	510,122	0.5
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	630,681	0.6
200,000		Shimao Property Holdings Ltd., 8.375%, 02/10/2022	208,187	0.2
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	894,131	0.8
			6,896,161	6.6

		Colombia: 5.8%
1,500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	1,462,500	1.4
750,000		Banco de Bogota SA, 4.375%, 08/03/2027	690,945	0.6
1,540,000		Ecopetrol SA, 5.375%, 06/26/2026	1,553,475	1.5
250,000		Ecopetrol SA, 5.875%, 05/28/2045	236,635	0.2
1,025,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	917,375	0.9
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	694,239	0.7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Colombia: (continued)
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	$506,875	0.5
			6,062,044	5.8

		France: 0.8%
900,000		Altice Financing SA, 7.500%, 05/15/2026	823,500	0.8

		Ghana: 0.5%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	387,000	0.3
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	186,500	0.2
			573,500	0.5

		Hong Kong: 0.2%
200,000		Radiant Access Ltd., 4.600%, 12/31/2199	158,751	0.2

		India: 5.0%
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	984,471	0.9
500,000	(1),(3)	Bharti Airtel Ltd., 4.375%, 06/10/2025	456,304	0.4
500,000	(3)	ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	484,887	0.5
2,000,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/2027	1,823,956	1.8
1,000,000	(1)	Vedanta Resources PLC, 6.375%, 07/30/2022	897,750	0.9
600,000	(3)	Vedanta Resources PLC, 7.125%, 05/31/2023	541,050	0.5
			5,188,418	5.0

		Indonesia: 2.5%
1,200,000	(3)	Pertamina Persero PT, 4.300%, 05/20/2023	1,184,834	1.1
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	510,229	0.5
1,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	927,689	0.9
			2,622,752	2.5

		Israel: 3.6%
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	952,308	0.9
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	545,879	0.5
850,000	(1)	Israel Electric Corp. Ltd., 6.875%, 06/21/2023	927,994	0.9
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	431,043	0.4
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	956,072	0.9
			3,813,296	3.6

		Jamaica: 1.8%
1,250,000	(3)	Digicel Ltd., 6.000%, 04/15/2021	1,128,125	1.1
350,000	(1)	Digicel Ltd., 6.000%, 04/15/2021	315,875	0.3
500,000	(1)	Digicel Ltd., 6.750%, 03/01/2023	398,125	0.4
			1,842,125	1.8

		Kazakhstan: 1.9%
275,000	(1)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	273,281	0.3
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,683,378	1.6
			1,956,659	1.9

		Kuwait: 0.9%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	967,500	0.9

		Malaysia: 0.9%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	985,183	0.9

		Mauritius: 0.7%
700,000		Liquid Telecommunications Financing Plc, 8.500%, 07/13/2022	707,459	0.7

		Mexico: 6.4%
800,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 12/31/2199	778,008	0.7
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	528,130	0.5
250,000		Cemex Finance LLC, 6.000%, 04/01/2024	249,125	0.2
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	240,315	0.2
600,000	(1)	Cemex SAB de CV, 5.700%, 01/11/2025	576,756	0.6
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	526,880	0.5
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	487,700	0.5
680,000	(1)	Mexichem SAB de CV, 4.000%, 10/04/2027	619,650	0.6
497,000		Mexico City Airport Trust, 4.250%, 10/31/2026	445,436	0.4
500,000		Petroleos Mexicanos, 6.500%, 03/13/2027	471,250	0.5
1,250,000		Petroleos Mexicanos, 6.500%, 01/23/2029	1,167,813	1.1
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	596,906	0.6
			6,687,969	6.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Morocco: 1.9%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	$480,364	0.5
750,000		OCP SA, 5.625%, 04/25/2024	770,308	0.7
700,000		OCP SA, 6.875%, 04/25/2044	729,998	0.7
			1,980,670	1.9

		Panama: 1.0%
1,050,000	(1)	Multibank, Inc., 4.375%, 11/09/2022	1,021,125	1.0

		Peru: 3.4%
750,000	(2)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	784,312	0.8
500,000	(2)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	532,005	0.5
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	463,755	0.4
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	302,100	0.3
700,000	(1)	Inretail Pharma SA, 5.375%, 05/02/2023	704,900	0.7
50,000		Southern Copper Corp., 5.250%, 11/08/2042	47,734	0.0
600,000		Southern Copper Corp., 5.875%, 04/23/2045	615,794	0.6
125,000		Southern Copper Corp., 6.750%, 04/16/2040	138,575	0.1
			3,589,175	3.4

		Philippines: 1.1%
1,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,177,944	1.1

		Russia: 8.0%
800,000		Evraz Group SA, 8.250%, 01/28/2021	850,000	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/2022	1,229,062	1.2
1,100,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	1,139,598	1.1
1,900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/2022	1,988,905	1.9
250,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	232,610	0.2
500,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	488,517	0.5
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	489,750	0.5
1,000,000	(2)	Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/2024	1,002,684	0.9
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	995,705	0.9
			8,416,831	8.0

		Saudi Arabia: 0.9%
900,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	897,030	0.9

		Singapore: 1.8%
1,000,000	(1),(2),(3)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/2024	1,003,663	0.9
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	907,073	0.9
			1,910,736	1.8

		South Africa: 2.6%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,011,500	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	385,882	0.4
550,000	(3)	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/2020	545,215	0.5
750,000	(1)	Growthpoint Properties International Pty Ltd., 5.872%, 05/02/2023	751,875	0.7
			2,694,472	2.6

		South Korea: 1.9%
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	1,947,898	1.9

		Thailand: 2.0%
775,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	788,814	0.8
1,000,000	(1),(2)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	946,461	0.9
313,000	(1),(2)	PTTEP Treasury Center Co. Ltd., 4.875%, 12/31/2199	312,015	0.3
			2,047,290	2.0

		Turkey: 5.0%
1,360,000		KOC Holding AS, 5.250%, 03/15/2023	1,275,752	1.2
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/2022	708,774	0.7
750,000		Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	710,187	0.7
625,000		Turkiye Is Bankasi AS, 5.375%, 10/06/2021	572,762	0.6
500,000		Turkiye Is Bankasi AS, 5.500%, 04/21/2022	453,686	0.4
1,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	918,065	0.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey: (continued)
600,000	(1) Yapi ve Kredi Bankasi AS, 5.750%, 02/24/2022	$564,665	0.5
		5,203,891	5.0

	United Arab Emirates: 4.7%
1,000,000	(1) Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	987,920	0.9
1,000,000	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,054,540	1.0
700,000	DP World Ltd., 6.850%, 07/02/2037	780,203	0.8
1,050,000	(2) First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	1,052,671	1.0
500,000	MAF Global Securities Ltd., 4.750%, 05/07/2024	495,500	0.5
220,000	Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	210,529	0.2
350,000	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	323,514	0.3
		4,904,877	4.7

	Zambia: 0.6%
750,000	(1) First Quantum Minerals Ltd., 7.250%, 04/01/2023	662,813	0.6

	Total Corporate Bonds/Notes
	(Cost $96,232,425)	93,240,900	89.2

FOREIGN GOVERNMENT BONDS: 2.9%
	Indonesia: 1.0%
550,000	Indonesia Government International Bond, 4.750%, 02/11/2029	559,722	0.5
500,000	Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	497,000	0.5
		1,056,722	1.0

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	354,888	0.4

	Saudi Arabia: 1.3%
1,400,000	(1) Saudi Government International Bond, 4.000%, 04/17/2025	1,390,644	1.3

	Turkey: 0.2%
240,000	Turkey Government International Bond, 7.250%, 12/23/2023	247,069	0.2

	Total Foreign Government Bonds
	(Cost $3,099,871)	3,049,323	2.9

	Total Long-Term Investments
	(Cost $99,332,296)	96,290,223	92.1

SHORT-TERM INVESTMENTS: 10.1%
	Commercial Paper: 5.3%
1,500,000	Concord Minutemen, 2.500%, 01/03/2019	1,499,692	1.4
1,000,000	Consolidated Edison Co. of New York, Inc., 2.600%, 01/02/2019	999,856	1.0
1,000,000	Duke Energy Corporation, 2.700%, 01/03/2019	999,780	0.9
1,100,000	DuPont, 2.800%, 01/09/2019	1,099,255	1.0
1,000,000	General Electric Co., 3.000%, 01/02/2019	999,835	1.0
		5,598,418	5.3

	U.S. Government Agency Obligations: 1.2%
1,222,000	Federal Home Loan Bank Discount Notes, 2.150%, 01/02/2019
	(Cost $1,221,927)	1,222,000	1.2

	Securities Lending Collateral(4): 3.5%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/18, 3.35%, due 01/02/19 (Repurchase Amount $1,000,184, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 01/25/19-10/20/68)	1,000,000	1.0
646,761	Citibank N.A., Repurchase Agreement dated 12/31/18, 3.02%, due 01/02/19 (Repurchase Amount $646,868, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.405%-4.500%, Market Value plus accrued interest $660,388, due 07/01/24-06/01/48)	646,761	0.6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 12/31/18, 3.00%, due 01/02/19 (Repurchase Amount $1,000,164, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 01/03/19-11/20/68)	$1,000,000	0.9
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/18, 3.02%, due 01/02/19 (Repurchase Amount $1,000,165, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 10/01/25-10/20/48)	1,000,000	1.0
		3,646,761	3.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
133,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%
	(Cost $133,000)	133,000	0.1

	Total Short-Term Investments
	(Cost $10,600,197)	10,600,179	10.1

	Total Investments in Securities (Cost $109,932,493)	$106,890,402	102.2
	Liabilities in Excess of Other Assets	(2,284,682)	(2.2)
	Net Assets	$104,605,720	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2018.

Sector Diversification	Percentage of Net Assets
Financial	27.5%
Energy	19.2
Basic Materials	16.1
Communications	8.4
Utilities	6.6
Consumer, Non-cyclical	6.5
Foreign Government Bonds	2.9
Industrial	2.8
Diversified	1.2
Consumer, Cyclical	0.9
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$93,240,900	$–	$93,240,900
Foreign Government Bonds	–	3,049,323	–	3,049,323
Short-Term Investments	133,000	10,467,179	–	10,600,179
Total Investments, at fair value	$133,000	$106,757,402	$–	$106,890,402
Other Financial Instruments+
Futures	332,592	–	–	332,592
Total Assets	$465,592	$106,757,402	$–	$107,222,994
Liabilities Table
Other Financial Instruments+
Futures	$(499,743)	$–	$–	$(499,743)
Total Liabilities	$(499,743)	$–	$–	$(499,743)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	37	03/29/19	$7,855,563	$46,878
U.S. Treasury 5-Year Note	68	03/29/19	7,798,750	132,690
U.S. Treasury Ultra Long Bond	18	03/20/19	2,891,813	153,024
			$18,546,126	$332,592
Short Contracts:
U.S. Treasury 10-Year Note	(20)	03/20/19	(2,440,313)	(60,384)
U.S. Treasury Long Bond	(23)	03/20/19	(3,358,000)	(149,141)
U.S. Treasury Ultra 10-Year Note	(69)	03/20/19	(8,975,391)	(290,218)
			$(14,773,704)	$(499,743)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$332,592
Total Asset Derivatives		$332,592

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$499,743
Total Liability Derivatives		$499,743

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $109,955,941.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$884,097
Gross Unrealized Depreciation	(4,116,787)

Net Unrealized Depreciation	$(3,232,690)

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.4%
		Brazil: 3.5%
1,000,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	$949,750	0.5
1,000,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	986,200	0.6
300,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	278,403	0.2
500,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	455,000	0.3
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,159,375	0.7
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,029,500	0.6
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,123,500	0.6
			5,981,728	3.5

		Chile: 3.8%
1,500,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,398,295	0.8
1,250,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	1,210,013	0.7
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,871,905	1.1
750,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	644,625	0.4
1,500,000	(1)	SACI Falabella, 3.750%, 10/30/2027	1,357,500	0.8
			6,482,338	3.8

		China: 1.3%
1,000,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	1,020,244	0.6
1,300,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,223,548	0.7
			2,243,792	1.3

		Croatia: 0.6%
975,000	(1)	Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,016,988	0.6

		Georgia: 0.6%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,005,127	0.6

		Indonesia: 2.9%
750,000	(2)	Pertamina Persero PT, 4.300%, 05/20/2023	740,522	0.4
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,186,876	0.7
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	695,766	0.4
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,855,377	1.1
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	509,070	0.3
			4,987,611	2.9

		Israel: 0.9%
1,500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,428,462	0.9

		Kazakhstan: 1.8%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	975,871	0.6
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	477,935	0.3
1,500,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,513,875	0.9
			2,967,681	1.8

		Mexico: 6.4%
1,000,000	(1),(3)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/2026	957,500	0.6
2,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,915,000	1.1
500,000	(1),(2)	Cemex SAB de CV, 7.750%, 04/16/2026	526,880	0.3
497,000	(1)	Mexico City Airport Trust, 4.250%, 10/31/2026	445,436	0.3
295,000	(1)	Mexico City Airport Trust, 5.500%, 10/31/2046	261,075	0.1
590,000	(1)	Mexico City Airport Trust, 5.500%, 07/31/2047	521,412	0.3
1,500,000		Petroleos Mexicanos, 4.500%, 01/23/2026	1,296,750	0.8
471,000		Petroleos Mexicanos, 4.875%, 01/18/2024	440,149	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	380,340	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	942,500	0.5
750,000		Petroleos Mexicanos, 6.500%, 01/23/2029	700,688	0.4
750,000		Petroleos Mexicanos, 6.750%, 09/21/2047	622,043	0.4
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,949,000	1.1
			10,958,773	6.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Panama: 0.6%
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	$1,022,510	0.6

		Peru: 1.4%
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	463,755	0.3
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	964,010	0.5
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	980,500	0.6
			2,408,265	1.4

		Russia: 1.9%
750,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	776,998	0.5
1,700,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	1,625,572	0.9
300,000	(1)	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	286,866	0.2
600,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	603,964	0.3
			3,293,400	1.9

		Saudi Arabia: 0.7%
1,250,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,245,875	0.7

		South Africa: 0.9%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	965,936	0.6
500,000	(1)	Transnet SOC Ltd., 4.000%, 07/26/2022	469,606	0.3
			1,435,542	0.9

		Thailand: 0.6%
925,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	941,488	0.6

		Trinidad And Tobago: 0.1%
218,750		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/2022	200,977	0.1

		Turkey: 0.1%
250,000	(1)	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	211,671	0.1

		Venezuela: 0.3%
1,000,000	(4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	183,750	0.1
1,750,000	(4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	331,669	0.2
			515,419	0.3

	Total Corporate Bonds/Notes
	(Cost $51,783,041)		48,347,647	28.4

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, 01/31/2023	17,484	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		17,484	0.0

FOREIGN GOVERNMENT BONDS: 63.9%
		Angola: 0.3%
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	527,482	0.3

		Argentina: 4.1%
700,000		Argentina Government International Bond, 7.125%, 06/28/2117	503,125	0.3
2,000,000		Argentine Republic Government International Bond, 6.625%, 07/06/2028	1,481,500	0.9
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	2,105,469	1.3
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/2036	1,080,938	0.6
1,500,000		Argentine Republic Government International Bond, 7.500%, 04/22/2026	1,206,562	0.7
701,019		Argentine Republic Government International Bond, 8.280%, 12/31/2033	550,300	0.3
			6,927,894	4.1

		Armenia: 0.4%
751,000	(1)	Republic of Armenia International Bond, 6.000%, 09/30/2020	760,421	0.4

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/2024	499,727	0.3

		Belarus: 0.4%
700,000		Republic of Belarus, 6.200%, 02/28/2030	645,205	0.4

		Brazil: 1.4%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/2023	2,357,525	1.4

		Chile: 0.8%
1,500,000		Chile Government International Bond, 3.860%, 06/21/2047	1,403,250	0.8

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Colombia: 2.5%
400,000		Colombia Government International Bond, 2.625%, 03/15/2023	$376,350	0.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,670,375	1.0
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	541,250	0.3
1,500,000		Colombia Government International Bond, 8.125%, 05/21/2024	1,753,125	1.0
			4,341,100	2.5

		Costa Rica: 0.8%
1,100,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	972,125	0.6
600,000	(1)	Costa Rica Government International Bond, 5.625%, 04/30/2043	459,000	0.2
			1,431,125	0.8

		Croatia: 1.6%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,127,787	1.3
500,000	(1)	Croatia Government International Bond, 5.500%, 04/04/2023	525,379	0.3
			2,653,166	1.6

		Dominican Republic: 3.6%
1,500,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,490,625	0.9
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	761,407	0.4
1,500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,501,875	0.9
750,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	783,750	0.5
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,576,875	0.9
			6,114,532	3.6

		Ecuador: 2.1%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	1,013,750	0.6
2,000,000		Republic of Ecuador, 7.875%, 01/23/2028	1,633,750	1.0
1,000,000		Republic of Ecuador, 8.875%, 10/23/2027	863,750	0.5
			3,511,250	2.1

		Egypt: 1.9%
750,000	(1)	Egypt Government International Bond, 5.875%, 06/11/2025	684,604	0.4
1,000,000		Egypt Government International Bond, 6.125%, 01/31/2022	983,213	0.6
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	956,781	0.5
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	634,228	0.4
			3,258,826	1.9

		El Salvador: 0.5%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	919,750	0.5

		Gabon: 0.3%
500,000	(1)	Gabonese Republic, 6.375%, 12/12/2024	450,595	0.3

		Honduras: 0.6%
1,000,000		Honduras Government International Bond, 6.250%, 01/19/2027	992,600	0.6

		Hungary: 2.1%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/2023	1,326,562	0.8
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	702,562	0.4
1,500,000	(1)	Magyar Export-Import Bank Zrt, 4.000%, 01/30/2020	1,504,916	0.9
			3,534,040	2.1

		Indonesia: 4.4%
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	493,217	0.3
850,000		Indonesia Government International Bond, 4.750%, 02/11/2029	865,025	0.5
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,259,954	0.7
1,700,000	(2)	Indonesia Government International Bond, 8.500%, 10/12/2035	2,289,562	1.3
1,000,000		Indonesia Eximbank, 3.875%, 04/06/2024	951,727	0.6
1,750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,685,250	1.0
			7,544,735	4.4

		Ivory Coast: 1.1%
2,217,250	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,962,976	1.1

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Jamaica: 1.4%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/2028	$1,872,500	1.1
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	575,000	0.3
			2,447,500	1.4

		Kazakhstan: 1.8%
750,000	(1)	KazAgro National Management Holding JSC, 4.625%, 05/24/2023	719,461	0.4
2,000,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,402,864	1.4
			3,122,325	1.8

		Kenya: 0.8%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	471,237	0.3
500,000		Republic of Kenya, 7.250%, 02/28/2028	448,261	0.3
500,000		Republic of Kenya, 8.250%, 02/28/2048	427,508	0.2
			1,347,006	0.8

		Lebanon: 2.2%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/2022	2,143,837	1.3
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/2027	1,592,860	0.9
			3,736,697	2.2

		Mexico: 1.1%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/2023	996,585	0.6
1,000,000		Mexico Government International Bond, 4.350%, 01/15/2047	860,750	0.5
			1,857,335	1.1

		Morocco: 1.0%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/2022	1,507,410	0.9
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/2042	256,501	0.1
			1,763,911	1.0

		Namibia: 0.6%
1,000,000		Namibia International Bonds, 5.500%, 11/03/2021	991,965	0.6

		Nigeria: 1.3%
1,500,000		Nigeria Government International Bond, 6.500%, 11/28/2027	1,330,830	0.8
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	437,961	0.2
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	500,891	0.3
			2,269,682	1.3

		Oman: 0.6%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	438,965	0.3
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	606,533	0.3
			1,045,498	0.6

		Pakistan: 0.6%
1,000,000		Third Pakistan International Sukuk, 5.500%, 10/13/2021	967,976	0.6

		Panama: 3.0%
1,000,000		Panama Government International Bond, 3.875%, 03/17/2028	987,500	0.6
1,000,000		Panama Government International Bond, 4.000%, 09/22/2024	1,011,010	0.6
600,000		Panama Government International Bond, 4.300%, 04/29/2053	559,356	0.3
1,000,000		Panama Government International Bond, 4.500%, 04/16/2050	960,000	0.6
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,531,250	0.9
			5,049,116	3.0

		Paraguay: 1.0%
750,000		Paraguay Government International Bond, 4.625%, 01/25/2023	754,406	0.4
1,000,000		Paraguay Government International Bond, 5.600%, 03/13/2048	987,500	0.6
			1,741,906	1.0

		Peru: 0.6%
861,000		Peruvian Government International Bond, 5.625%, 11/18/2050	1,012,967	0.6

		Philippines: 1.3%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	926,044	0.5
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,349,835	0.8
			2,275,879	1.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Poland: 2.1%
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/2023	$741,360	0.5
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,716,689	1.0
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	1,044,575	0.6
			3,502,624	2.1

		Romania: 1.1%
500,000	(1)	Romanian Government International Bond, 4.375%, 08/22/2023	502,500	0.3
618,000	(2)	Romanian Government International Bond, 5.125%, 06/15/2048	594,052	0.3
750,000		Romanian Government International Bond, 6.750%, 02/07/2022	807,638	0.5
			1,904,190	1.1

		Russia: 2.3%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,024,597	0.6
1,000,000		Russian Federal Bond, 5.250%, 06/23/2047	935,553	0.5
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	1,984,378	1.2
			3,944,528	2.3

		Senegal: 0.4%
800,000	(2)	Senegal Government International Bond, 6.250%, 05/23/2033	691,235	0.4

		South Africa: 1.0%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,786,000	1.0

		Sri Lanka: 1.4%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	470,086	0.3
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,855,306	1.1
			2,325,392	1.4

		Tanzania: 0.1%
166,670		Tanzania Government International Bond, 8.544%, (US0003M + 6.000%), 03/09/2020	170,292	0.1

		Turkey: 3.8%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/2026	1,332,466	0.8
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	439,269	0.2
750,000		Turkey Government International Bond, 5.750%, 05/11/2047	612,653	0.4
1,450,000		Turkey Government International Bond, 7.250%, 12/23/2023	1,492,710	0.9
2,500,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,586,077	1.5
			6,463,175	3.8

		Ukraine: 2.3%
700,000	(1),(3)	Ukraine Government International Bond, 2.580%, 05/31/2040	405,951	0.2
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	516,750	0.3
441,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2020	426,377	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2021	326,536	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	318,790	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	312,068	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	305,509	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	300,864	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	295,666	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	190,984	0.1
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	469,907	0.3
			3,869,402	2.3

		Uruguay: 1.6%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,756,186	1.0
375,000		Uruguay Government International Bond, 4.500%, 08/14/2024	382,440	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	654,410	0.4
			2,793,036	1.6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Venezuela: 0.2%
1,250,000	(4) Venezuela Government International Bond, 9.250%, 09/15/2027	$296,875	0.2

	Vietnam: 0.5%
850,000	Vietnam Government International Bond, 6.750%, 01/29/2020	877,719	0.5

	Zambia: 0.6%
750,000	(1) Zambia Government International Bond, 8.500%, 04/14/2024	564,247	0.4
500,000	(1) Zambia Government International Bond, 8.970%, 07/30/2027	376,375	0.2
		940,622	0.6

	Total Foreign Government Bonds
	(Cost $116,386,884)	109,031,052	63.9

	Total Long-Term Investments
	(Cost $168,187,925)	157,396,183	92.3

SHORT-TERM INVESTMENTS: 7.9%
	Commercial Paper: 5.0%
2,660,000	Concord Minutemen, 2.500%, 01/03/2019	2,659,453	1.5
1,018,000	Consolidated Edison Co. of New York, Inc., 2.600%, 01/02/2019	1,017,853	0.6
1,500,000	Duke Energy Corporation, 2.700%, 01/03/2019	1,499,671	0.9
1,700,000	DuPont, 2.800%, 01/09/2019	1,698,848	1.0
1,700,000	General Electric Co., 3.000%, 01/02/2019	1,699,720	1.0
		8,575,545	5.0

	U.S. Government Agency Obligations: 1.1%
1,897,000	Federal Home Loan Bank Discount Notes, 2.150%, 01/02/2019
	(Cost $1,896,887)	1,897,000	1.1

	Securities Lending Collateral(5): 1.8%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/18, 3.35%, due 01/02/19 (Repurchase Amount $1,000,184, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 01/25/19-10/20/68)	1,000,000	0.6
995,154	Citigroup, Inc., Repurchase Agreement dated 12/31/18, 3.02%, due 01/02/19 (Repurchase Amount $995,319, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,015,057, due 01/25/19-07/15/60)	995,154	0.6
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/18, 3.02%, due 01/02/19 (Repurchase Amount $1,000,165, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 10/01/25-10/20/48)	1,000,000	0.6
		2,995,154	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
68,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%
	(Cost $68,000)	68,000	0.0

	Total Short-Term Investments
	(Cost $13,535,689)	13,535,699	7.9

	Total Investments in Securities (Cost $181,723,614)	$170,931,882	100.2
	Liabilities in Excess of Other Assets	(410,465)	(0.2)
	Net Assets	$170,521,417	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2018.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	63.9%
Energy	13.2
Financial	4.3
Utilities	4.2
Basic Materials	3.3
Industrial	1.9
Consumer, Cyclical	0.8
Communications	0.7
U.S. Treasury Obligations	0.0
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$48,347,647	$–	$48,347,647
U.S. Treasury Obligations	–	17,484	–	17,484
Foreign Government Bonds	–	109,031,052	–	109,031,052
Short-Term Investments	68,000	13,467,699	–	13,535,699
Total Investments, at fair value	$68,000	$170,863,882	$–	$170,931,882
Other Financial Instruments+
Futures	191,937	–	–	191,937
Total Assets	$259,937	$170,863,882	$–	$171,123,819
Liabilities Table
Other Financial Instruments+
Futures	$(415,425)	$–	$–	$(415,425)
Total Liabilities	$(415,425)	$–	$–	$(415,425)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	55	03/29/19	$11,677,187	$78,699
U.S. Treasury 5-Year Note	32	03/29/19	3,670,000	62,438
U.S. Treasury Ultra Long Bond	6	03/20/19	963,938	50,800
			$16,311,125	$191,937
Short Contracts:
U.S. Treasury 10-Year Note	(15)	03/20/19	(1,830,234)	(45,265)
U.S. Treasury Long Bond	(9)	03/20/19	(1,314,000)	(56,456)
U.S. Treasury Ultra 10-Year Note	(78)	03/20/19	(10,146,094)	(313,704)
			$(13,290,328)	$(415,425)

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$191,937
Total Asset Derivatives		$191,937

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$415,425
Total Liability Derivatives		$415,425

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $181,812,093.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,089,767
Gross Unrealized Depreciation	(13,193,466)

Net Unrealized Depreciation	$(11,103,699)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 87.9%
			Argentina: 0.3%
ARS	11,166,000		Argentine Bonos del Tesoro, 18.200%, 10/03/2021	$241,643	0.3

			Brazil: 5.9%
BRL	11,718,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,166,468	4.4
BRL	2,350,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	633,035	0.9
BRL	1,666,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	452,478	0.6
				4,251,981	5.9

			Chile: 2.8%
CLP	115,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	171,481	0.2
CLP	1,195,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,830,812	2.6
				2,002,293	2.8

			Colombia: 5.9%
COP	3,743,500,000		Colombian TES, 6.000%, 04/28/2028	1,095,340	1.5
COP	2,700,000,000		Colombian TES, 7.000%, 05/04/2022	868,522	1.2
COP	996,600,000		Colombian TES, 7.000%, 06/30/2032	304,267	0.4
COP	6,157,000,000		Colombian TES, 7.500%, 08/26/2026	2,007,070	2.8
				4,275,199	5.9

			Czech Republic: 3.4%
CZK	32,300,000		Czech Republic Government Bond, 1.000%, 06/26/2026	1,349,334	1.9
CZK	23,500,000		Czech Republic Government Bond, 2.400%, 09/17/2025	1,078,523	1.5
				2,427,857	3.4

			Dominican Republic: 0.2%
DOP	8,000,000		Dominican Republic International Bond, 8.900%, 02/15/2023	154,078	0.2

			Hungary: 4.2%
HUF	228,890,000		Hungary Government Bond, 3.000%, 06/26/2024	850,142	1.2
HUF	187,790,000		Hungary Government Bond, 3.000%, 10/27/2027	672,139	0.9
HUF	91,060,000		Hungary Government Bond, 6.000%, 11/24/2023	390,235	0.5
HUF	273,000,000		Hungary Government Bond, 7.000%, 06/24/2022	1,152,057	1.6
				3,064,573	4.2

			Indonesia: 6.7%
IDR	8,959,000,000		Indonesia Treasury Bond, 7.500%, 08/15/2032	584,858	0.8
IDR	18,344,000,000		Indonesia Treasury Bond, 7.500%, 05/15/2038	1,174,564	1.6
IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/2032	1,039,570	1.4
IDR	18,137,000,000		Indonesia Treasury Bond, 8.375%, 03/15/2034	1,276,376	1.8
IDR	9,481,000,000		Indonesia Treasury Bond, 11.000%, 09/15/2025	763,779	1.1
				4,839,147	6.7

			Malaysia: 4.0%
MYR	9,873,000		Malaysia Government Bond, 3.955%, 09/15/2025	2,378,589	3.3
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/2024	489,814	0.7
				2,868,403	4.0

			Mexico: 9.5%
MXN	65,182,200		Mexican Bonos, 6.500%, 06/09/2022	3,116,128	4.3
MXN	37,912,700		Mexican Bonos, 7.750%, 05/29/2031	1,782,221	2.5
MXN	18,191,000		Mexican Bonos, 8.500%, 11/18/2038	891,668	1.3
MXN	18,220,000		Mexican Bonos, 10.000%, 11/20/2036	1,021,305	1.4
				6,811,322	9.5

			Peru: 3.3%
PEN	1,500,000	(1)	Peru Government Bond, 5.940%, 02/12/2029	451,719	0.6
PEN	4,650,000		Peru Government Bond, 6.350%, 08/12/2028	1,448,321	2.0
PEN	1,476,000		Peru Government Bond, 6.900%, 08/12/2037	470,193	0.7
				2,370,233	3.3

			Philippines: 0.3%
PHP	10,000,000		Philippine Government International Bond, 6.250%, 01/14/2036	187,169	0.3

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Poland: 4.9%
PLN	10,877,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	$2,881,031	4.0
PLN	2,374,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	631,348	0.9
			3,512,379	4.9

		Romania: 4.2%
RON	3,370,000	Romania Government Bond, 3.250%, 04/29/2024	787,395	1.1
RON	9,260,000	(2) Romania Government Bond, 3.400%, 03/08/2022	2,234,152	3.1
			3,021,547	4.2

		Russia: 5.8%
RUB	77,670,000	Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,103,990	1.5
RUB	102,964,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,420,881	2.0
RUB	115,420,000	Russian Federal Bond - OFZ, 8.150%, 02/03/2027	1,624,163	2.3
			4,149,034	5.8

		South Africa: 6.2%
ZAR	22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR	12,247,000	Republic of South Africa Government Bond, 8.000%, 01/31/2030	770,715	1.1
ZAR	25,439,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	1,573,714	2.2
ZAR	17,049,000	Republic of South Africa Government Bond, 8.750%, 01/31/2044	1,055,290	1.5
ZAR	16,235,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,038,188	1.4
			4,437,908	6.2

		South Korea: 1.4%
IDR	15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,039,644	1.4

		Supranational: 5.6%
PLN	2,402,000	European Investment Bank, 3.000%, 05/24/2024	659,500	0.9
ZAR	6,900,000	European Investment Bank, 8.125%, 12/21/2026	474,246	0.7
ZAR	10,735,000	European Investment Bank, 8.375%, 07/29/2022	759,053	1.1
ZAR	12,460,000	European Investment Bank, 9.000%, 03/31/2021	887,240	1.2
IDR	18,400,000,000	Inter-American Development Bank, 6.250%, 06/15/2021	1,221,377	1.7
			4,001,416	5.6

		Thailand: 7.2%
THB	21,591,000	Thailand Government Bond, 2.125%, 12/17/2026	649,079	0.9
THB	41,393,000	Thailand Government Bond, 2.400%, 12/17/2023	1,286,244	1.8
THB	75,122,000	Thailand Government Bond, 3.650%, 06/20/2031	2,523,631	3.5
THB	19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	727,560	1.0
			5,186,514	7.2

		Turkey: 5.7%
TRY	1,050,000	European Bank Reconstruction & Development, 27.500%, 09/11/2020	217,048	0.3
TRY	2,000,000	European Investment Bank, 9.125%, 10/07/2020	330,549	0.5
TRY	3,831,000	Turkey Government Bond, 9.500%, 01/12/2022	583,427	0.8
TRY	12,574,000	Turkey Government Bond, 11.000%, 03/02/2022	1,995,685	2.8
TRY	5,491,000	Turkey Government Bond, 11.000%, 02/24/2027	803,548	1.1
OLD TURKISH LIRA	900,000	Turkey Government Bond, 12.200%, 01/18/2023	144,714	0.2
			4,074,971	5.7

		Uruguay: 0.4%
UYU	10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	304,648	0.4

		Total Foreign Government Bonds
		(Cost $67,895,527)	63,221,959	87.9

SHORT-TERM INVESTMENTS: 10.9%
		Commercial Paper: 8.9%
	938,000	Concord Minutemen, 2.500%, 01/03/2019	937,807	1.3

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,868,000	Consolidated Edison Co. of New York, Inc., 2.600%, 01/02/2019	$1,867,730	2.6
1,200,000	Duke Energy Corporation, 2.700%, 01/03/2019	1,199,737	1.7
1,200,000	DuPont, 2.800%, 01/09/2019	1,199,187	1.6
1,200,000	General Electric Co., 3.000%, 01/02/2019	1,199,802	1.7
		6,404,263	8.9

	U.S. Government Agency Obligations: 1.6%
1,196,000	Federal Home Loan Bank Discount Notes, 2.150%, 01/02/2019
	(Cost $1,195,929)	1,196,000	1.6

	Securities Lending Collateral(3): 0.3%
213,855	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/18, 3.35%, due 01/02/19 (Repurchase Amount $213,894, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $218,132, due 01/25/19-10/20/68)
	(Cost $213,855)	213,855	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
36,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%
	(Cost $36,000)	36,000	0.1

	Total Short-Term Investments
	(Cost $7,850,164)	7,850,118	10.9

	Total Investments in Securities (Cost $75,745,691)	$71,072,077	98.8
	Assets in Excess of Other Liabilities	884,352	1.2
	Net Assets	$71,956,429	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2018.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	87.9%
Short-Term Investments	10.9
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Foreign Government Bonds	$–	$63,221,959	$–	$63,221,959
Short-Term Investments	36,000	7,814,118	–	7,850,118
Total Investments, at fair value	$36,000	$71,036,077	$–	$71,072,077
Other Financial Instruments+
Centrally Cleared Swaps	–	104,565	–	104,565
Forward Foreign Currency Contracts	–	1,839,813	–	1,839,813
Futures	28,936	–	–	28,936
OTC Swaps	–	12,462	–	12,462
Total Assets	$64,936	$72,992,917	$–	$73,057,853
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(36,069)	$–	$(36,069)
Forward Foreign Currency Contracts	–	(2,227,788)	–	(2,227,788)
Futures	(22,471)	–	–	(22,471)
Total Liabilities	$(22,471)	$(2,263,857)	$–	$(2,286,328)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,038,351	MYR 4,337,608	Barclays Bank PLC	01/11/19	$(11,600)
ILS 12,325	USD 3,284	Barclays Bank PLC	01/11/19	14
USD 870,037	CLP 596,593,330	Barclays Bank PLC	01/11/19	10,178
MXN 5,291,661	USD 262,557	Barclays Bank PLC	01/11/19	6,353
MXN 14,166,348	USD 701,029	Barclays Bank PLC	01/11/19	18,872
TRY 3,860,394	USD 708,067	Barclays Bank PLC	01/11/19	17,846
MXN 5,741,230	USD 280,585	Barclays Bank PLC	01/11/19	11,171
USD 14,000	COP 45,489,360	Barclays Bank PLC	01/11/19	(1)
MXN 14,301,942	USD 695,747	Barclays Bank PLC	01/11/19	31,044
ZAR 10,396,266	USD 706,246	Barclays Bank PLC	01/11/19	15,609
USD 773,547	MXN 15,592,565	Barclays Bank PLC	01/11/19	(18,831)
USD 706,934	ZAR 10,034,069	Barclays Bank PLC	01/11/19	10,229
MXN 14,238,990	USD 706,246	Barclays Bank PLC	01/11/19	17,347
MXN 14,434,525	USD 706,934	Barclays Bank PLC	01/11/19	26,595
TRY 1,449,784	USD 246,285	Barclays Bank PLC	01/11/19	26,334
ZAR 10,434,682	USD 745,418	Barclays Bank PLC	01/11/19	(20,897)
USD 745,418	ZAR 10,719,998	Barclays Bank PLC	01/11/19	1,086
COP 552,099,600	USD 180,000	Barclays Bank PLC	01/11/19	(10,066)
ILS 3,784,221	USD 1,047,000	Barclays Bank PLC	01/11/19	(34,265)
USD 28,000	MXN 535,131	Barclays Bank PLC	01/11/19	806
ILS 25,368	USD 7,000	Barclays Bank PLC	01/11/19	(211)
USD 1,029,500	CLP 705,773,725	Barclays Bank PLC	01/11/19	12,281
USD 1,029,500	CLP 703,416,170	Barclays Bank PLC	01/11/19	15,679
TRY 1,802,796	USD 281,007	Barclays Bank PLC	01/11/19	57,993
USD 12,326	ZAR 176,771	Barclays Bank PLC	01/11/19	52
PLN 2,521,640	USD 693,439	Barclays Bank PLC	01/11/19	(19,519)
USD 972,652	COP 2,920,465,621	Barclays Bank PLC	01/11/19	73,744
USD 40,542	IDR 615,301,702	Barclays Bank PLC	01/11/19	(2,182)
MYR 4,337,608	USD 1,048,491	Barclays Bank PLC	01/11/19	1,460
MYR 4,337,608	USD 1,036,862	Barclays Bank PLC	04/05/19	13,876
USD 3,306	ILS 12,325	Barclays Bank PLC	04/05/19	(14)
MYR 527,178	USD 128,080	Barclays Bank PLC	04/05/19	(883)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 560,625	USD 38,054	Barclays Bank PLC	04/05/19	$481
CLP 596,593,330	USD 870,494	Barclays Bank PLC	04/05/19	(10,153)
USD 1,261,160	IDR 18,342,221,481	BNP Paribas	01/11/19	(12,450)
BRL 2,728,353	USD 712,823	BNP Paribas	01/11/19	(9,207)
USD 487,924	MXN 9,861,040	BNP Paribas	01/11/19	(13,191)
PLN 97,218	USD 25,728	BNP Paribas	01/11/19	254
USD 70,553	HUF 20,058,691	BNP Paribas	01/11/19	(1,074)
PLN 2,576,056	USD 683,798	BNP Paribas	01/11/19	4,664
ZAR 9,607,774	USD 700,247	BNP Paribas	01/11/19	(33,141)
THB 5,704,650	USD 172,136	BNP Paribas	01/11/19	3,088
USD 841,793	HUF 238,942,848	BNP Paribas	01/11/19	(11,449)
USD 76,532	COP 245,125,491	BNP Paribas	01/11/19	1,083
USD 902,168	ZAR 12,685,736	BNP Paribas	01/11/19	21,347
THB 3,844,097	USD 118,000	BNP Paribas	01/11/19	75
TRY 13,020,391	USD 2,050,000	BNP Paribas	01/11/19	398,369
USD 2,141,000	PLN 7,952,106	BNP Paribas	01/11/19	15,764
USD 1,412,491	PLN 5,284,094	BNP Paribas	01/11/19	293
BRL 82,241	USD 20,388	BNP Paribas	01/11/19	821
RUB 355,009	USD 5,360	BNP Paribas	01/11/19	(271)
USD 4,092	PHP 222,992	BNP Paribas	01/11/19	(150)
USD 693,439	RON 2,760,341	BNP Paribas	01/11/19	14,008
IDR 2,182,764,212	USD 149,463	BNP Paribas	03/22/19	490
USD 5,243	PLN 19,634	BNP Paribas	04/05/19	(16)
PLN 355,629	USD 94,817	BNP Paribas	04/05/19	(593)
USD 492,351	CZK 11,056,405	Citibank N.A.	01/11/19	(17)
RON 3,325,926	USD 817,542	Citibank N.A.	01/11/19	1,102
PEN 882,102	USD 264,292	Citibank N.A.	01/11/19	(2,507)
USD 55,351	COP 179,363,066	Citibank N.A.	01/11/19	143
USD 859,017	THB 28,038,562	Citibank N.A.	01/11/19	(2,213)
TRY 2,566,786	USD 482,085	Citibank N.A.	01/11/19	576
BRL 1,594,248	USD 411,079	Citibank N.A.	01/11/19	62
RON 391,311	USD 95,323	Citibank N.A.	01/11/19	994
USD 685,898	ZAR 9,762,826	Citibank N.A.	01/11/19	8,027
COP 2,152,806,524	USD 665,237	Citibank N.A.	01/11/19	(2,612)
USD 2,425,395	PLN 9,077,627	Citibank N.A.	01/11/19	(641)
TRY 548,211	USD 103,990	Citibank N.A.	01/11/19	(904)
TRY 5,065,745	USD 908,565	Citibank N.A.	01/11/19	44,004
USD 76,393	THB 2,510,402	Citibank N.A.	01/11/19	(716)
USD 92,108	CZK 2,099,638	Citibank N.A.	01/11/19	(1,394)
USD 680,131	MXN 14,015,586	Citibank N.A.	01/11/19	(32,108)
USD 7,000	BRL 27,223	Citibank N.A.	01/11/19	(21)
HUF 207,079,927	USD 734,093	Citibank N.A.	01/11/19	5,369
BRL 2,742,349	USD 708,178	Citibank N.A.	01/11/19	(952)
MXN 14,276,520	USD 706,246	Citibank N.A.	01/11/19	19,254
PLN 2,629,875	USD 695,747	Citibank N.A.	01/11/19	7,099
USD 696,192	PLN 2,628,249	Citibank N.A.	01/11/19	(6,219)
USD 21,000	TRY 113,189	Citibank N.A.	01/11/19	(284)
USD 140	RON 574	Citibank N.A.	01/11/19	(1)
USD 706,245	PLN 2,680,731	Citibank N.A.	01/11/19	(10,192)
CZK 184,526	USD 8,141	Citibank N.A.	01/11/19	76
USD 2,464,904	CZK 54,517,287	Citibank N.A.	01/11/19	37,124
MXN 1,181,244	USD 58,435	Citibank N.A.	01/11/19	1,593
CZK 9,503,288	USD 430,000	Citibank N.A.	01/11/19	(6,797)
USD 2,106,063	ILS 7,608,375	Citibank N.A.	01/11/19	69,907
USD 42,000	RUB 2,776,150	Citibank N.A.	01/11/19	2,204
USD 110	CZK 2,430	Citibank N.A.	01/11/19	2
USD 4,850	HUF 1,342,654	Citibank N.A.	01/11/19	55
CLP 40,392,470	USD 61,128	Citibank N.A.	01/11/19	(2,912)
USD 660,000	CZK 14,571,190	Citibank N.A.	01/11/19	11,111
USD 14,000	TRY 85,445	Citibank N.A.	01/11/19	(2,067)
USD 19,922	THB 641,923	Citibank N.A.	01/11/19	204
USD 12,793	MXN 243,568	Citibank N.A.	01/11/19	416
USD 659,492	CZK 14,553,794	Citibank N.A.	01/11/19	11,378
PLN 10,862,821	USD 2,988,229	Citibank N.A.	01/11/19	(85,092)
USD 712,823	MXN 14,578,330	Citibank N.A.	01/11/19	(28,014)
USD 1,103,971	RON 4,365,434	Citibank N.A.	01/11/19	29,463
USD 263,519	PEN 882,102	Citibank N.A.	04/05/19	2,446

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 9,762,826	USD 678,835	Citibank N.A.	04/05/19	$(7,780)
PLN 9,077,627	USD 2,430,825	Citibank N.A.	04/05/19	360
USD 663,000	COP 2,152,806,524	Citibank N.A.	04/05/19	2,988
USD 816,078	RON 3,325,926	Citibank N.A.	04/05/19	(1,264)
USD 461,015	TRY 2,566,786	Citibank N.A.	04/05/19	(1,054)
RON 80,178	USD 19,651	Citibank N.A.	04/05/19	(161)
THB 28,038,562	USD 860,879	Citibank N.A.	04/05/19	2,638
CZK 11,056,405	USD 493,477	Citibank N.A.	04/05/19	80
USD 706,934	HUF 198,246,421	Credit Suisse International	01/11/19	(985)
USD 2,050,000	RUB 137,228,654	Credit Suisse International	01/11/19	82,810
MXN 16,982,150	USD 838,337	Credit Suisse International	01/11/19	24,656
HUF 42,976,560	USD 150,896	Credit Suisse International	01/11/19	2,569
ZAR 9,766,847	USD 706,065	Credit Suisse International	01/11/19	(27,914)
USD 878	EUR 765	Deutsche Bank AG	01/11/19	1
EUR 765	USD 880	Deutsche Bank AG	02/08/19	(1)
USD 24,510	MXN 488,461	Goldman Sachs International	01/11/19	(312)
USD 1,047,563	HUF 293,629,913	Goldman Sachs International	01/11/19	(961)
USD 4,203,192	BRL 16,144,462	Goldman Sachs International	01/11/19	39,688
USD 191,698	PHP 10,052,449	Goldman Sachs International	01/11/19	474
IDR 19,000,000,000	USD 1,310,706	Goldman Sachs International	01/11/19	8,578
USD 16,220	PHP 861,136	Goldman Sachs International	01/11/19	(161)
USD 38,143	PEN 129,221	Goldman Sachs International	01/11/19	(207)
CLP 468,591,666	USD 700,247	Goldman Sachs International	01/11/19	(24,874)
IDR 18,480,745,696	USD 1,270,678	Goldman Sachs International	01/11/19	12,551
MXN 13,974,098	USD 703,831	Goldman Sachs International	01/11/19	6,300
USD 660,407	RUB 44,810,467	Goldman Sachs International	01/11/19	18,044
CLP 133,276,262	USD 198,497	Goldman Sachs International	01/11/19	(6,409)
USD 1,412,491	MXN 27,497,476	Goldman Sachs International	01/11/19	15,134
USD 56,000	RUB 3,775,680	Goldman Sachs International	01/11/19	1,875
USD 695,747	MXN 14,410,558	Goldman Sachs International	01/11/19	(36,564)
RUB 47,836,291	USD 706,246	Goldman Sachs International	01/11/19	(20,506)
USD 98,136	IDR 1,470,866,265	Goldman Sachs International	01/11/19	(3,995)
USD 1,336,156	RON 5,462,986	Goldman Sachs International	01/11/19	(8,505)
RUB 47,758,792	USD 706,246	Goldman Sachs International	01/11/19	(21,617)
USD 1,412,491	RUB 93,770,212	Goldman Sachs International	01/11/19	68,283
MXN 10,150,057	USD 495,675	Goldman Sachs International	01/11/19	20,127
USD 293,539	BRL 1,094,286	Goldman Sachs International	01/11/19	11,334
CLP 72,060,005	USD 103,306	Goldman Sachs International	01/11/19	553
USD 1,412,491	TRY 8,534,428	Goldman Sachs International	01/11/19	(192,333)
USD 173,613	TRY 1,015,498	Goldman Sachs International	01/11/19	(17,342)
USD 108,744	PLN 408,807	Goldman Sachs International	01/11/19	(511)
RUB 41,656,675	USD 616,687	Goldman Sachs International	01/11/19	(19,534)
USD 559	RON 2,254	Goldman Sachs International	01/11/19	4
ILS 3,786,461	USD 1,047,000	Goldman Sachs International	01/11/19	(33,666)
PHP 11,418,712	USD 208,105	Goldman Sachs International	01/11/19	9,109
RUB 13,006,681	USD 195,248	Goldman Sachs International	01/11/19	(8,795)
IDR 1,173,364,000	USD 76,000	Goldman Sachs International	01/11/19	5,474
RON 9,036,487	USD 2,232,000	Goldman Sachs International	01/11/19	(7,757)
USD 71,385	COP 213,309,470	Goldman Sachs International	01/11/19	5,729
USD 296	PEN 981	Goldman Sachs International	01/11/19	5
USD 62,000	ZAR 897,126	Goldman Sachs International	01/11/19	(291)
USD 906,311	BRL 3,576,393	Goldman Sachs International	01/11/19	(16,007)
BRL 13,306,449	USD 3,256,356	Goldman Sachs International	01/11/19	175,251
USD 165	PLN 623	Goldman Sachs International	01/11/19	(2)
CZK 87,112,929	USD 4,044,245	Goldman Sachs International	01/11/19	(164,906)
USD 2,104,544	TRY 12,601,858	Goldman Sachs International	01/11/19	(265,124)
CLP 1,268,069,522	USD 1,907,204	Goldman Sachs International	01/11/19	(79,558)
USD 1,108,474	TRY 7,375,127	Goldman Sachs International	01/11/19	(278,353)
HUF 470,880,116	USD 1,732,638	Goldman Sachs International	01/11/19	(51,172)
ZAR 4,618,814	USD 320,036	Goldman Sachs International	01/11/19	667
USD 375,706	MXN 7,497,562	Goldman Sachs International	04/05/19	(2,431)
MXN 488,461	USD 24,189	Goldman Sachs International	04/05/19	307
BRL 16,144,462	USD 4,176,336	Goldman Sachs International	04/05/19	(39,158)
RUB 44,810,467	USD 653,482	Goldman Sachs International	04/05/19	(18,116)
HUF 293,629,913	USD 1,053,310	Goldman Sachs International	04/05/19	1,425
PHP 861,137	USD 16,117	Goldman Sachs International	04/05/19	201
IDR 13,068,892,595	USD 898,700	HSBC Bank USA N.A.	01/11/19	8,752

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
THB 1,936,188	USD 59,031	HSBC Bank USA N.A.	01/11/19	$441
USD 1,052,363	IDR 15,211,907,888	HSBC Bank USA N.A.	01/11/19	(3,891)
KRW 107,306	USD 96	HSBC Bank USA N.A.	01/11/19	1
ZAR 10,035,472	USD 695,747	HSBC Bank USA N.A.	01/11/19	1,056
USD 636,461	HUF 180,164,374	HSBC Bank USA N.A.	01/11/19	(6,888)
USD 248,097	IDR 3,565,153,890	HSBC Bank USA N.A.	01/11/19	547
HUF 13,522,922	USD 49,000	HSBC Bank USA N.A.	01/11/19	(711)
USD 706,934	MXN 14,614,085	HSBC Bank USA N.A.	01/11/19	(35,720)
ZAR 9,920,852	USD 706,934	HSBC Bank USA N.A.	01/11/19	(18,090)
PLN 2,685,422	USD 706,246	HSBC Bank USA N.A.	01/11/19	11,445
USD 1,001	ZAR 14,528	HSBC Bank USA N.A.	01/11/19	(8)
TRY 4,052,904	USD 706,246	HSBC Bank USA N.A.	01/11/19	55,867
USD 28,000	PLN 103,466	HSBC Bank USA N.A.	01/11/19	348
USD 718,003	THB 23,685,618	HSBC Bank USA N.A.	01/11/19	(9,523)
USD 59,456	THB 1,936,188	HSBC Bank USA N.A.	01/11/19	(16)
THB 87,209,610	USD 2,699,913	HSBC Bank USA N.A.	01/11/19	(21,189)
MXN 1,098,679	USD 57,383	HSBC Bank USA N.A.	01/11/19	(1,551)
RUB 3,978,529	USD 59,984	HSBC Bank USA N.A.	01/11/19	(2,951)
USD 131,768	ZAR 1,823,264	HSBC Bank USA N.A.	01/11/19	5,172
USD 5,372	PHP 282,135	HSBC Bank USA N.A.	01/11/19	5
USD 96	KRW 107,306	HSBC Bank USA N.A.	01/11/19	–
USD 890,373	IDR 13,068,892,594	HSBC Bank USA N.A.	03/22/19	(7,643)
USD 96	KRW 107,306	HSBC Bank USA N.A.	04/05/19	(1)
MXN 38,570	USD 1,911	HSBC Bank USA N.A.	04/05/19	24
USD 14,816	THB 481,374	HSBC Bank USA N.A.	04/05/19	(9)
USD 9,476	HUF 2,645,514	HSBC Bank USA N.A.	04/05/19	101
RUB 11,859,589	USD 168,926	HSBC Bank USA N.A.	04/05/19	1,563
USD 96,904	ZAR 1,413,657	HSBC Bank USA N.A.	04/05/19	(43)
THB 481,374	USD 14,813	HSBC Bank USA N.A.	04/05/19	12
USD 88,545	THB 2,868,066	HSBC Bank USA N.A.	04/05/19	(625)
PLN 5,772,655	USD 1,527,877	JPMorgan Chase Bank N.A.	01/11/19	14,890
PEN 4,570,251	USD 1,367,561	JPMorgan Chase Bank N.A.	01/11/19	(11,228)
USD 443,787	PEN 1,503,596	JPMorgan Chase Bank N.A.	01/11/19	(2,441)
USD 157,885	RUB 10,603,803	JPMorgan Chase Bank N.A.	01/11/19	5,878
RUB 138,372,989	USD 2,104,544	JPMorgan Chase Bank N.A.	01/11/19	(120,950)
CLP 23,393,300	USD 35,000	JPMorgan Chase Bank N.A.	01/11/19	(1,284)
RON 84,738	USD 21,000	JPMorgan Chase Bank N.A.	01/11/19	(143)
USD 194,000	BRL 725,430	JPMorgan Chase Bank N.A.	01/11/19	6,918
COP 4,625,997,307	USD 1,443,337	JPMorgan Chase Bank N.A.	01/11/19	(19,474)
USD 1,247,662	PEN 4,135,127	JPMorgan Chase Bank N.A.	01/11/19	20,463
ZAR 1,953,266	USD 135,994	JPMorgan Chase Bank N.A.	01/11/19	(371)
USD 61,418	RON 246,872	JPMorgan Chase Bank N.A.	01/11/19	653
PEN 316,572	USD 93,830	JPMorgan Chase Bank N.A.	01/11/19	121
PLN 2,662,652	USD 706,246	JPMorgan Chase Bank N.A.	01/11/19	5,360
USD 559,770	IDR 8,433,501,936	JPMorgan Chase Bank N.A.	01/11/19	(25,818)
COP 898,846,884	USD 278,350	JPMorgan Chase Bank N.A.	01/11/19	(1,688)
USD 706,245	BRL 2,651,669	Morgan Stanley	01/11/19	22,405
USD 10,388	IDR 157,432,802	Morgan Stanley	01/11/19	(543)
BRL 3,765,824	USD 988,146	Morgan Stanley	01/11/19	(16,976)
EUR 765	USD 870	Morgan Stanley	01/11/19	7
HUF 197,925,375	USD 700,247	Morgan Stanley	01/11/19	6,525
USD 1,412,491	ZAR 20,619,655	Morgan Stanley	01/11/19	(19,214)
PLN 275,465	USD 74,925	Morgan Stanley	01/11/19	(1,306)
USD 30,623	CZK 687,728	Morgan Stanley	04/05/19	247
USD 67,215	THB 2,227,182	Standard Chartered Bank	01/11/19	(1,195)
USD 695,747	TRY 3,974,963	Standard Chartered Bank	01/11/19	(51,710)
TRY 3,922,538	USD 695,747	Standard Chartered Bank	01/11/19	41,852
USD 233,079	TRY 1,239,049	Standard Chartered Bank	01/11/19	87
USD 1,262,471	THB 41,590,856	Standard Chartered Bank	01/11/19	(15,030)
USD 234,703	TRY 1,301,863	Standard Chartered Bank	04/05/19	4,888
USD 891	PHP 47,195	Standard Chartered Bank	04/05/19	(2)
USD 73,465	TRY 483,624	The Bank of New York Mellon	01/11/19	(17,476)
USD 706,246	MXN 14,382,601	Toronto Dominion Securities	01/11/19	(24,645)
MXN 14,356,056	USD 704,486	Toronto Dominion Securities	01/11/19	25,055
USD 624,892	PLN 2,356,907	Toronto Dominion Securities	01/11/19	(5,002)
USD 134,634	TRY 866,370	Toronto Dominion Securities	01/11/19	(28,280)
				$(387,975)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

At December 31, 2018, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	7	03/29/19	$1,486,188	$10,052
U.S. Treasury 5-Year Note	1	03/29/19	114,688	1,951
U.S. Treasury Ultra Long Bond	2	03/20/19	321,313	16,933
			$1,922,189	$28,936
Short Contracts:
U.S. Treasury 10-Year Note	(1)	03/20/19	(122,016)	(3,018)
U.S. Treasury Long Bond	(1)	03/20/19	(146,000)	(6,838)
U.S. Treasury Ultra 10-Year Note	(3)	03/20/19	(390,234)	(12,615)
			$(658,250)	$(22,471)

At December 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIEE-BANXICO	Monthly	7.020%	Monthly	08/01/19	MXN	75,000,000	$(35,975)	$(36,069)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660	Annual	06/27/27	PLN	2,200,000	12,416	12,154
Pay	3-month ZAR-JIBAR	Quarterly	7.430	Quarterly	01/20/19	ZAR	50,000,000	757	4,720
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN	33,000,000	88,830	87,691
								$66,028	$68,496

At December 31, 2018, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR	7,500,000	$12,462	$–	$12,462
									$12,462	$–	$12,462

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,839,813
Interest rate contracts	Futures contracts	28,936
Interest rate contracts	Interest rate swaps*	104,565
Interest rate contracts	OTC Interest rate swaps	12,462
Total Asset Derivatives		$1,985,776

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,227,788
Interest rate contracts	Futures contracts	22,471
Interest rate contracts	Interest rate swaps*	36,069
Total Liability Derivatives		$2,286,328

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2018:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Standard Chartered Bank	The Bank of New York Mellon	Toronto Dominion Securities	Totals
Assets:
Forward foreign currency contracts	$369,050	$460,256	$258,675	$110,035	$1	$401,113	$85,334	$54,283	$29,184	$46,827	$-	$25,055	$1,839,813
OTC Interest rate swaps	12,462	-	-	-	-	-	-	-	-	-	-	-	12,462
Total Assets	$381,512	$460,256	$258,675	$110,035	$1	$401,113	$85,334	$54,283	$29,184	$46,827	$-	$25,055	$1,852,275

Liabilities:
Forward foreign currency contracts	$128,622	$81,542	$195,922	$28,899	$1	$1,319,167	$108,859	$183,397	$38,039	$67,937	$17,476	$57,927	$2,227,788
Total Liabilities	$128,622	$81,542	$195,922	$28,899	$1	$1,319,167	$108,859	$183,397	$38,039	$67,937	$17,476	$57,927	$2,227,788

Net OTC derivative instruments by counterparty, at fair value	$252,890	$378,714	$62,753	$81,136	$-	$(918,054)	$(23,525)	$(129,114)	$(8,855)	$(21,110)	$(17,476)	$(32,872)	(375,513)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$(310,000)	$-	$-	$-	$-	$-	$-	$855	$-	$-	$-	$(309,145)

Net Exposure(1)(2)	$252,890	$68,714	$62,753	$81,136	$-	$(918,054)	$(23,525)	$(129,114)	$(8,000)	$(21,110)	$(17,476)	$(32,872)	$(684,658)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At December 31, 2018, the Fund had received $230,000 in cash collateral from Goldman Sachs. Excess cash collateral is not shown for financial reporting purposes.

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $76,184,992.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,916,991
Gross Unrealized Depreciation	(7,937,172)

Net Unrealized Depreciation	$(5,020,181)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.2%
		Basic Materials: 3.3%
500,000	(1)	Anglo American Capital PLC, 3.750%, 04/10/2022	$489,149	0.3
800,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	784,525	0.5
600,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	614,127	0.4
470,000	(1)	Dow Chemical Co/The, 5.550%, 11/30/2048	476,867	0.3
346,000		DowDuPont, Inc., 5.419%, 11/15/2048	361,293	0.3
627,000		DowDuPont, Inc., 4.725%, 11/15/2028	651,529	0.5
548,000		DowDuPont, Inc., 5.319%, 11/15/2038	566,588	0.4
180,000		International Paper Co., 4.350%, 08/15/2048	154,812	0.1
180,000		International Paper Co., 4.400%, 08/15/2047	152,164	0.1
550,000	(1)	Syngenta Finance NV, 5.182%, 04/24/2028	511,249	0.4
			4,762,303	3.3

		Communications: 8.5%
339,000		21st Century Fox America, Inc., 4.750%, 11/15/2046	369,569	0.3
286,000		21st Century Fox America, Inc., 6.550%, 03/15/2033	362,809	0.3
550,000		Alibaba Group Holding Ltd, 4.200%, 12/06/2047	489,507	0.3
237,000		Amazon.com, Inc., 4.250%, 08/22/2057	231,305	0.2
327,000		AT&T, Inc., 4.750%, 05/15/2046	292,092	0.2
391,000		AT&T, Inc., 4.800%, 06/15/2044	351,987	0.2
1,068,000		AT&T, Inc., 4.900%, 08/15/2037	999,797	0.7
147,000		AT&T, Inc., 5.150%, 11/15/2046	137,265	0.1
882,000		AT&T, Inc., 5.250%, 03/01/2037	869,550	0.6
110,000		AT&T, Inc., 5.300%, 08/15/2058	102,473	0.1
17,000		AT&T, Inc., 5.350%, 09/01/2040	16,607	0.0
400,000		Baidu, Inc., 4.375%, 05/14/2024	404,090	0.3
574,000		CBS Corp., 5.500%, 05/15/2033	604,975	0.4
170,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	169,198	0.1
436,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	451,431	0.3
284,000		Comcast Corp., 3.400%, 07/15/2046	236,254	0.2
375,000		Comcast Corp., 3.900%, 03/01/2038	348,229	0.2
816,000		Comcast Corp., 4.150%, 10/15/2028	830,076	0.6
627,000		Comcast Corp., 4.250%, 01/15/2033	624,212	0.4
340,000		Comcast Corp., 4.600%, 10/15/2038	344,370	0.2
399,000		Comcast Corp., 4.700%, 10/15/2048	406,948	0.3
308,000		Comcast Corp., 4.950%, 10/15/2058	314,433	0.2
207,000		Discovery Communications LLC, 5.000%, 09/20/2037	192,775	0.1
203,000		Interpublic Group of Cos, Inc./The, 4.650%, 10/01/2028	200,862	0.1
192,000		Interpublic Group of Cos, Inc./The, 5.400%, 10/01/2048	182,709	0.1
190,000		Verizon Communications, Inc., 3.850%, 11/01/2042	165,155	0.1
256,000		Verizon Communications, Inc., 4.500%, 08/10/2033	253,574	0.2
75,000		Verizon Communications, Inc., 4.522%, 09/15/2048	70,640	0.1
300,000		Verizon Communications, Inc., 4.812%, 03/15/2039	296,074	0.2
639,000		Verizon Communications, Inc., 5.250%, 03/16/2037	668,288	0.5
317,000		Viacom, Inc., 4.375%, 03/15/2043	252,463	0.2
109,000		Viacom, Inc., 5.850%, 09/01/2043	107,001	0.1
846,000		Vodafone Group PLC, 4.125%, 05/30/2025	837,286	0.6
			12,184,004	8.5

		Consumer, Cyclical: 6.2%
78,977		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	78,335	0.1
258,435		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	253,914	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
330,097		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	$325,150	0.2
158,844		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	163,846	0.1
168,649		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	162,042	0.1
254,475		American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	255,544	0.2
44,256		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	44,966	0.0
204,441		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	206,660	0.1
600,000	(1)	Daimler Finance North America LLC, 3.750%, 11/05/2021	602,251	0.4
364,252		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	368,807	0.3
591,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	567,756	0.4
237,000		Ford Motor Co., 4.346%, 12/08/2026	211,901	0.1
300,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	290,822	0.2
650,000		Ford Motor Credit Co. LLC, 3.470%, 04/05/2021	632,062	0.4
200,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	191,882	0.1
215,000		General Motors Co., 5.150%, 04/01/2038	184,393	0.1
150,000		General Motors Co., 5.950%, 04/01/2049	135,862	0.1
196,000		General Motors Co., 6.750%, 04/01/2046	190,526	0.1
370,000		Home Depot, Inc./The, 4.500%, 12/06/2048	383,957	0.3
100,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	88,900	0.1
88,000		Marriott International, Inc./MD, 4.650%, 12/01/2028	88,107	0.1
265,000		Nordstrom, Inc., 5.000%, 01/15/2044	229,454	0.2
127,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	121,290	0.1
370,347		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	380,150	0.3
122,162		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	121,667	0.1
608,123		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	587,787	0.4
335,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	329,580	0.2
258,730		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	268,557	0.2
223,978		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	234,292	0.2
334,296		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	344,904	0.2
368,000		Walmart, Inc., 3.950%, 06/28/2038	365,767	0.3
281,000		Walmart, Inc., 4.050%, 06/29/2048	281,126	0.2
165,000		WW Grainger, Inc., 3.750%, 05/15/2046	149,771	0.1
			8,842,028	6.2

		Consumer, Non-cyclical: 12.8%
1,112,000		AbbVie, Inc., 3.200%, 05/14/2026	1,032,766	0.7
537,000		AbbVie, Inc., 3.600%, 05/14/2025	516,031	0.4
480,000		AbbVie, Inc., 4.250%, 11/14/2028	467,201	0.3
95,000		AbbVie, Inc., 4.450%, 05/14/2046	83,520	0.1
360,000		Aetna, Inc., 2.800%, 06/15/2023	342,695	0.2
168,000		Aetna, Inc., 4.500%, 05/15/2042	156,702	0.1
261,000		AmerisourceBergen Corp., 4.300%, 12/15/2047	224,449	0.2
849,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	790,065	0.6
344,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	308,217	0.2
207,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	179,691	0.1
138,000		Anthem, Inc., 4.625%, 05/15/2042	133,651	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
285,000		Anthem, Inc., 5.100%, 01/15/2044	$290,586	0.2
636,000		Becton Dickinson and Co., 3.363%, 06/06/2024	611,566	0.4
100,000		Cardinal Health, Inc., 3.079%, 06/15/2024	94,015	0.1
161,000		Cardinal Health, Inc., 4.900%, 09/15/2045	145,966	0.1
568,000		Celgene Corp., 4.550%, 02/20/2048	494,743	0.3
207,000		Celgene Corp., 5.000%, 08/15/2045	192,328	0.1
917,000	(1)	Cigna Corp., 4.800%, 08/15/2038	912,162	0.6
607,000	(1)	Cigna Corp., 4.900%, 12/15/2048	597,010	0.4
400,000		Constellation Brands, Inc., 4.400%, 11/15/2025	401,549	0.3
1,109,000		CVS Health Corp., 4.780%, 03/25/2038	1,067,148	0.7
826,000		CVS Health Corp., 5.050%, 03/25/2048	807,470	0.6
237,000		General Mills, Inc., 4.550%, 04/17/2038	220,816	0.2
285,000		General Mills, Inc., 4.700%, 04/17/2048	262,175	0.2
700,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	722,638	0.5
153,000		Johnson & Johnson, 3.400%, 01/15/2038	142,879	0.1
333,000		Johnson & Johnson, 3.500%, 01/15/2048	305,905	0.2
333,000		Johnson & Johnson, 4.375%, 12/05/2033	356,741	0.2
570,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	568,212	0.4
638,000	(1)	Keurig Dr Pepper, Inc., 4.597%, 05/25/2028	634,758	0.4
968,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	972,891	0.7
257,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	242,269	0.2
161,000		Kroger Co., 3.875%, 10/15/2046	131,650	0.1
74,000		Kroger Co/The, 4.000%, 02/01/2024	74,703	0.1
150,000		Kroger Co/The, 5.150%, 08/01/2043	144,113	0.1
544,000		McKesson Corp., 4.750%, 05/30/2029	548,830	0.4
953,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	850,573	0.6
427,000	(1)	Mylan, Inc., 4.550%, 04/15/2028	398,944	0.3
531,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	513,780	0.4
546,000	(1)	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	559,059	0.4
213,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	207,419	0.1
445,000		UnitedHealth Group, Inc., 3.875%, 12/15/2028	451,604	0.3
200,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	206,680	0.1
			18,366,170	12.8

		Energy: 9.9%
114,000		Apache Corp., 4.250%, 01/15/2044	92,226	0.1
361,000		Apache Corp., 4.375%, 10/15/2028	338,077	0.2
324,000		Apache Corp., 5.250%, 02/01/2042	300,683	0.2
439,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	441,302	0.3
413,000		BP Capital Markets America, Inc., 4.234%, 11/06/2028	425,642	0.3
245,000		Cenovus Energy, Inc., 4.450%, 09/15/2042	192,440	0.1
233,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	206,052	0.1
704,000		Cimarex Energy Co., 3.900%, 05/15/2027	654,772	0.5
574,000		Concho Resources, Inc., 4.375%, 01/15/2025	567,918	0.4
168,000		Continental Resources, Inc./OK, 3.800%, 06/01/2024	159,220	0.1
642,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	638,158	0.4
557,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	493,194	0.3
170,000		Energy Transfer Operating L.P., 6.500%, 02/01/2042	170,364	0.1
942,000		Enterprise Products Operating LLC, 4.150%, 10/16/2028	939,710	0.7
468,000	(2)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	388,957	0.3
215,000	(1)	Marathon Petroleum Corp., 3.800%, 04/01/2028	202,271	0.1
372,000	(1)	Marathon Petroleum Corp., 4.500%, 04/01/2048	313,832	0.2
236,000		MPLX L.P., 4.000%, 02/15/2025	229,607	0.2
366,000		MPLX L.P., 4.000%, 03/15/2028	343,885	0.2
160,000		MPLX L.P., 4.800%, 02/15/2029	160,022	0.1
382,000		MPLX L.P., 5.200%, 03/01/2047	353,318	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
205,000		MPLX L.P., 5.500%, 02/15/2049	$200,384	0.1
629,000		Newfield Exploration Co., 5.625%, 07/01/2024	638,435	0.4
295,000		Noble Energy, Inc., 3.850%, 01/15/2028	267,578	0.2
431,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	410,665	0.3
530,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	522,209	0.4
700,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	672,460	0.5
438,000		Shell International Finance BV, 4.000%, 05/10/2046	424,612	0.3
418,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	384,174	0.3
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	195,216	0.1
411,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	369,914	0.3
160,000		Western Gas Partners L.P., 4.500%, 03/01/2028	149,917	0.1
297,000		Western Gas Partners L.P., 5.300%, 03/01/2048	257,478	0.2
435,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	439,700	0.3
677,000		Williams Partners L.P., 3.600%, 03/15/2022	665,163	0.5
405,000		Williams Partners L.P., 3.750%, 06/15/2027	384,667	0.3
579,000		Williams Partners L.P., 4.500%, 11/15/2023	582,615	0.4
			14,176,837	9.9

		Financial: 31.0%
1,040,000	(1)	AIB Group PLC, 4.750%, 10/12/2023	1,030,730	0.7
395,000		American International Group, Inc., 4.500%, 07/16/2044	353,974	0.2
146,000		American International Group, Inc., 4.700%, 07/10/2035	139,205	0.1
366,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	384,150	0.3
573,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	547,215	0.4
807,000		Bank of America Corp., 3.248%, 10/21/2027	747,113	0.5
579,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	541,810	0.4
3,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	2,995	0.0
1,258,000		Bank of America Corp., 4.183%, 11/25/2027	1,212,054	0.8
200,000		Bank of America Corp., 4.000%, 04/01/2024	201,236	0.1
536,000		Bank of America Corp., 4.250%, 10/22/2026	522,093	0.4
609,000		Bank of America Corp., 4.450%, 03/03/2026	603,472	0.4
538,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	605,100	0.4
1,036,000	(2)	Barclays PLC, 7.750%, 12/31/2199	999,139	0.7
550,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	540,208	0.4
1,020,000	(1)	BPCE S.A., 4.625%, 07/11/2024	1,004,126	0.7
1,227,000		Capital One Financial Corp., 3.300%, 10/30/2024	1,161,855	0.8
554,000		Citigroup, Inc., 2.900%, 12/08/2021	545,394	0.4
56,000		Citigroup, Inc., 4.125%, 07/25/2028	52,646	0.0
843,000		Citigroup, Inc., 4.450%, 09/29/2027	813,727	0.6
470,000		CNO Financial Group, Inc., 5.250%, 05/30/2025	449,144	0.3
1,027,000		Compass Bank, 3.500%, 06/11/2021	1,024,691	0.7
800,000	(1),(2)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	829,000	0.6
1,113,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	1,163,792	0.8
410,000	(1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	387,798	0.3
250,000	(2)	Danske Bank A/S, 7.000%, 12/31/2199	226,733	0.2
420,000	(2)	Discover Bank, 4.682%, 08/09/2028	411,537	0.3
1,026,000	(1)	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	988,251	0.7
889,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	858,289	0.6
647,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	545,857	0.4
404,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	452,424	0.3
475,000	(2)	Goldman Sachs Group, Inc./The, 2.908%, 06/05/2023	456,340	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
217,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	$245,703	0.2
1,180,000	(2)	HSBC Holdings PLC, 3.950%, 05/18/2024	1,174,259	0.8
364,000	(2)	HSBC Holdings PLC, 4.583%, 06/19/2029	361,437	0.3
599,000	(2)	HSBC Holdings PLC, 6.250%, 12/31/2199	562,311	0.4
670,000		ING Groep NV, 4.550%, 10/02/2028	664,086	0.5
335,000	(1)	ING Groep NV, 4.625%, 01/06/2026	337,919	0.2
469,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	403,300	0.3
518,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	502,489	0.3
95,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	93,689	0.1
269,000	(2)	JPMorgan Chase & Co., 3.882%, 07/24/2038	245,559	0.2
198,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	196,459	0.1
400,000	(2)	JPMorgan Chase & Co., 4.005%, 04/23/2029	393,852	0.3
169,000	(2)	JPMorgan Chase & Co., 4.032%, 07/24/2048	151,832	0.1
664,000	(2)	JPMorgan Chase & Co., 4.203%, 07/23/2029	663,161	0.5
634,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	625,597	0.4
835,000	(2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	850,864	0.6
350,000		KeyCorp, 5.100%, 03/24/2021	363,188	0.3
630,000		Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	639,618	0.4
485,000		Morgan Stanley, 3.125%, 07/27/2026	448,092	0.3
1,120,000		Morgan Stanley, 3.700%, 10/23/2024	1,102,166	0.8
437,000	(2)	Morgan Stanley, 3.737%, 04/24/2024	434,089	0.3
281,000		Morgan Stanley, 4.350%, 09/08/2026	273,655	0.2
512,000		Morgan Stanley, 4.375%, 01/22/2047	486,398	0.3
196,000	(2)	Morgan Stanley, 4.457%, 04/22/2039	190,342	0.1
600,000	(1),(2)	Nationwide Building Society, 4.125%, 10/18/2032	532,236	0.4
931,000		Old Republic International Corp., 4.875%, 10/01/2024	968,847	0.7
480,000		PNC Financial Services Group, Inc./The, 3.900%, 04/29/2024	476,429	0.3
477,000		Progressive Corp./The, 4.000%, 03/01/2029	491,662	0.3
110,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	104,022	0.1
836,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	840,195	0.6
626,000	(2)	Royal Bank of Scotland Group PLC, 5.076%, 01/27/2030	605,167	0.4
460,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	468,259	0.3
1,361,000	(1),(2)	Standard Chartered PLC, 3.885%, 03/15/2024	1,318,623	0.9
964,000		State Street Corp., 3.700%, 11/20/2023	974,469	0.7
373,000	(2)	Svenska Handelsbanken AB, 5.250%, 12/31/2199	360,085	0.3
560,000		Synchrony Financial, 2.700%, 02/03/2020	550,569	0.4
1,043,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,056,037	0.7
900,000		UBS AG, 5.125%, 05/15/2024	897,813	0.6
290,000	(1)	UBS Group Funding Switzerland AG, 3.491%, 05/23/2023	282,971	0.2
489,000		Wells Fargo & Co., 4.750%, 12/07/2046	472,537	0.3
2,425,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	2,440,211	1.7
477,000		XLIT Ltd., 5.500%, 03/31/2045	495,588	0.3
			44,547,883	31.0

		Industrial: 2.9%
365,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	365,858	0.3
215,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	241,560	0.2
310,000		Corning, Inc., 4.375%, 11/15/2057	260,508	0.2
186,000		CSX Corp., 4.650%, 03/01/2068	169,086	0.1
279,000		FedEx Corp., 4.950%, 10/17/2048	271,015	0.2
196,000		General Electric Co., 4.500%, 03/11/2044	160,602	0.1
530,000		John Deere Capital Corp., 2.800%, 01/27/2023	519,288	0.4
81,000		Owens Corning, 4.300%, 07/15/2047	61,296	0.0
44,000		Owens Corning, 4.400%, 01/30/2048	33,421	0.0
279,000		Rockwell Collins, Inc., 4.350%, 04/15/2047	258,027	0.2
290,000		Union Pacific Corp., 4.500%, 09/10/2048	287,528	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
489,000		United Parcel Service, Inc., 2.800%, 11/15/2024	$469,275	0.3
373,000		United Technologies Corp., 4.050%, 05/04/2047	332,801	0.2
287,000		United Technologies Corp., 4.500%, 06/01/2042	271,705	0.2
205,000		United Technologies Corp., 4.625%, 11/16/2048	199,033	0.1
100,000	(1)	WRKCo, Inc., 4.000%, 03/15/2028	95,198	0.1
182,000	(1)	WRKCo, Inc., 4.900%, 03/15/2029	187,548	0.1
			4,183,749	2.9

		Technology: 3.3%
426,000		Apple, Inc., 3.000%, 11/13/2027	405,545	0.3
349,000		Apple, Inc., 3.200%, 05/13/2025	344,019	0.2
463,000		Apple, Inc., 3.250%, 02/23/2026	452,598	0.3
110,000		Apple, Inc., 3.850%, 05/04/2043	104,947	0.1
441,000		Apple, Inc., 4.250%, 02/09/2047	441,174	0.3
383,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	385,463	0.3
379,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	411,940	0.3
327,000		Intel Corp., 3.734%, 12/08/2047	303,435	0.2
781,000		Microsoft Corp., 3.450%, 08/08/2036	741,374	0.5
613,000		Microsoft Corp., 4.500%, 02/06/2057	656,043	0.4
596,000		Oracle Corp., 3.800%, 11/15/2037	559,108	0.4
			4,805,646	3.3

		Utilities: 12.3%
276,000		Alabama Power Co., 5.700%, 02/15/2033	321,315	0.2
420,000		Black Hills Corp., 5.875%, 07/15/2020	434,412	0.3
1,159,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	1,106,938	0.8
275,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	269,989	0.2
270,000		Consumers Energy Co., 4.350%, 04/15/2049	281,548	0.2
462,000		Dominion Energy, Inc., 2.579%, 07/01/2020	454,863	0.3
695,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	671,769	0.5
544,000		Duke Energy Carolinas LLC, 3.950%, 11/15/2028	558,245	0.4
1,183,000		Duke Energy Corp., 3.750%, 04/15/2024	1,186,139	0.8
171,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	189,724	0.1
395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	404,203	0.3
1,059,000		Exelon Corp., 5.150%, 12/01/2020	1,082,605	0.8
125,000		Florida Power & Light Co., 5.625%, 04/01/2034	147,492	0.1
380,000		Georgia Power Co., 4.300%, 03/15/2042	351,732	0.2
625,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	624,566	0.4
421,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	410,226	0.3
304,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	306,858	0.2
383,000		Mississippi Power Co., 3.950%, 03/30/2028	378,919	0.3
65,000		Mississippi Power Co., 4.250%, 03/15/2042	60,297	0.0
130,000		Mississippi Power Co., 4.750%, 10/15/2041	125,284	0.1
608,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	607,837	0.4
306,000		NiSource, Inc., 4.375%, 05/15/2047	286,187	0.2
155,000		ONE Gas, Inc., 4.500%, 11/01/2048	160,175	0.1
60,000		Pacific Gas & Electric Co., 3.500%, 06/15/2025	51,745	0.0
99,000		Pacific Gas & Electric Co., 4.450%, 04/15/2042	79,713	0.1
165,000	(1)	Pacific Gas & Electric Co., 4.650%, 08/01/2028	146,087	0.1
90,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	83,942	0.1
82,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	76,431	0.1
937,000		PNM Resources, Inc., 3.250%, 03/09/2021	929,913	0.6
755,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	761,901	0.5
1,254,000		Sempra Energy, 3.550%, 06/15/2024	1,230,700	0.9
248,000		Sempra Energy, 4.050%, 12/01/2023	250,074	0.2
431,000		South Carolina Electric & Gas Co., 4.500%, 06/01/2064	400,877	0.3
180,000		South Carolina Electric & Gas Co., 5.300%, 05/15/2033	194,471	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
503,000	Southern California Edison Co., 3.400%, 06/01/2023	$500,388	0.3
733,000	Southern California Edison Co., 3.650%, 03/01/2028	713,859	0.5
250,000	Southern California Edison Co., 3.700%, 08/01/2025	249,705	0.2
329,000	Southern California Edison Co., 4.125%, 03/01/2048	312,708	0.2
263,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	247,246	0.2
170,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	192,958	0.1
300,000	Virginia Electric & Power Co., 4.600%, 12/01/2048	314,637	0.2
542,000	WEC Energy Group, Inc., 3.375%, 06/15/2021	541,955	0.4
		17,700,633	12.3

	Total Corporate Bonds/Notes
	(Cost $132,412,393)	129,569,253	90.2

U.S. TREASURY OBLIGATIONS: 8.4%
	U.S. Treasury Bonds: 2.5%
3,600,000	3.000%, 08/15/2048	3,590,235	2.5

	U.S. Treasury Notes: 5.9%
297,000	2.500%, 12/31/2020	296,961	0.2
575,000	2.625%, 12/15/2021	577,623	0.4
965,000	2.625%, 12/31/2023	970,077	0.7
890,000	2.875%, 11/30/2025	906,547	0.6
5,478,300	3.125%, 11/15/2028	5,687,190	4.0
		8,438,398	5.9

	Total U.S. Treasury Obligations
	(Cost $11,679,339)	12,028,633	8.4

	Total Investments in Securities (Cost $144,091,732)	$141,597,886	98.6
	Assets in Excess of Other Liabilities	2,044,145	1.4
	Net Assets	$143,642,031	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$129,569,253	$–	$129,569,253
U.S. Treasury Obligations	–	12,028,633	–	12,028,633
Total Investments, at fair value	$–	$141,597,886	$–	$141,597,886
Other Financial Instruments+
Futures	172,813	–	–	172,813
Total Assets	$172,813	$141,597,886	$–	$141,770,699
Liabilities Table
Other Financial Instruments+
Futures	$(581,681)	$–	$–	$(581,681)
Total Liabilities	$(581,681)	$–	$–	$(581,681)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	37	03/20/19	$4,514,578	$46,257
U.S. Treasury 2-Year Note	88	03/29/19	18,683,500	126,556
			$23,198,078	$172,813
Short Contracts:
U.S. Treasury 5-Year Note	(54)	03/29/19	(6,193,125)	(85,729)
U.S. Treasury Long Bond	(3)	03/20/19	(438,000)	(20,514)
U.S. Treasury Ultra 10-Year Note	(81)	03/20/19	(10,536,328)	(332,242)
U.S. Treasury Ultra Long Bond	(19)	03/20/19	(3,052,469)	(143,196)
			$(20,219,922)	$(581,681)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$172,813
Total Asset Derivatives		$172,813

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$581,681
Total Liability Derivatives		$581,681

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $144,179,179.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,126,802
Gross Unrealized Depreciation	(4,116,963)

Net Unrealized Depreciation	$(2,990,161)

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.6%
		United States: 24.6%
931,354	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.782%, 12/25/2045	$889,003	0.2
1,867,906	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.806%, 03/25/2046	1,813,440	0.4
810,368		Alternative Loan Trust 2004-32CB 2A2, 2.906%, (US0001M + 0.400%), 02/25/2035	752,615	0.2
906,008		Alternative Loan Trust 2004-J7 MI, 3.335%, (US0001M + 1.020%), 10/25/2034	890,186	0.2
3,522,998		Alternative Loan Trust 2005-10CB 1A1, 3.006%, (US0001M + 0.500%), 05/25/2035	3,079,100	0.6
619,864		Alternative Loan Trust 2005-31 1A1, 3.066%, (US0001M + 0.560%), 08/25/2035	584,899	0.1
428,128		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	393,768	0.1
744,748		Alternative Loan Trust 2005-J2 1A12, 2.906%, (US0001M + 0.400%), 04/25/2035	646,469	0.1
464,030		Alternative Loan Trust 2006-19CB A12, 2.906%, (US0001M + 0.400%), 08/25/2036	322,605	0.1
957,461		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	707,033	0.1
673,655		Alternative Loan Trust 2007-18CB 1A7, 2.976%, (US0001M + 0.470%), 08/25/2037	420,102	0.1
1,856,821		Alternative Loan Trust 2007-OA4 A1, 2.676%, (US0001M + 0.170%), 05/25/2047	1,733,972	0.4
411,809	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 4.019%, 01/25/2036	394,741	0.1
312,141	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.032%, 05/25/2035	315,441	0.1
585,480	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.406%, 09/25/2035	548,361	0.1
2,194,610	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.957%, 11/25/2035	1,763,448	0.4
171,150	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.806%, (US0001M + 4.300%), 07/25/2025	172,176	0.0
268,766	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.294%, 09/25/2036	256,447	0.1
211,771	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 4.369%, 02/25/2037	208,207	0.0
576,222	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.291%, 11/25/2034	573,004	0.1
819,975		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	674,227	0.1
649,392		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	535,018	0.1
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	988,922	0.2
558,055	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.134%, 03/25/2036	531,553	0.1
296,735	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.238%, 09/25/2037	285,272	0.1
1,300,318	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.850%, 08/25/2036	1,272,288	0.3
1,495,307		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,503,726	0.3
291,614		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	281,981	0.1
900,000	(1),(2)	COLT 2018-1 B1 Mortgage Loan Trust, 4.362%, 02/25/2048	893,632	0.2
600,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	601,157	0.1
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,230,001	0.2
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,211,943	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
450,511	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.655%, 06/27/2037	$455,230	0.1
3,388,406		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.750%, (US0001M + 0.280%), 08/19/2045	2,937,372	0.6
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.756%, (US0001M + 4.250%), 04/25/2029	1,209,881	0.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.956%, (US0001M + 4.450%), 01/25/2029	3,276,104	0.7
900,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.156%, (US0001M + 3.650%), 09/25/2029	956,708	0.2
1,600,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.356%, (US0001M + 2.850%), 11/25/2029	1,639,175	0.3
900,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.706%, (US0001M + 2.200%), 01/25/2030	902,744	0.2
1,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.906%, (US0001M + 2.400%), 05/25/2030	1,210,349	0.2
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.006%, (US0001M + 2.500%), 05/25/2030	1,499,175	0.3
2,000,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.306%, (US0001M + 2.800%), 02/25/2030	2,038,215	0.4
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.656%, (US0001M + 2.150%), 10/25/2030	1,468,470	0.3
2,450,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 5.056%, (US0001M + 2.550%), 12/25/2030	2,422,983	0.5
750,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 6.256%, (US0001M + 3.750%), 03/25/2031	695,632	0.1
2,700,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.506%, (US0001M + 2.000%), 03/25/2031	2,599,255	0.5
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 6.606%, (US0001M + 4.100%), 03/25/2031	943,976	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.606%, (US0001M + 2.100%), 03/25/2031	964,667	0.2
1,600,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.756%, (US0001M + 2.250%), 07/25/2030	1,565,590	0.3
1,300,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.906%, (US0001M + 2.400%), 04/25/2031	1,280,628	0.3
1,015,297	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.571%, 09/25/2048	1,051,134	0.2
997,080	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.066%, 10/25/2048	1,021,503	0.2
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.206%, (US0001M + 4.700%), 04/25/2028	4,505,388	0.9
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 7.306%, (US0001M + 4.800%), 05/25/2028	569,122	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 7.506%, (US0001M + 5.000%), 12/25/2028	$3,377,860	0.7
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.356%, (US0001M + 3.850%), 03/25/2029	273,590	0.1
2,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 5.006%, (US0001M + 2.500%), 03/25/2030	2,604,675	0.5
2,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.856%, (US0001M + 2.350%), 04/25/2030	2,684,178	0.5
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.306%, (US0001M + 1.800%), 07/25/2030	1,058,560	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.806%, (US0001M + 2.300%), 09/25/2030	977,621	0.2
194,750	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.197%, 10/25/2035	162,948	0.0
556,291	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 4.354%, 01/25/2036	552,112	0.1
1,056,142		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.620%, (US0001M + 0.150%), 01/25/2047	1,016,147	0.2
1,332,389		HarborView Mortgage Loan Trust 2007-5 A1A, 2.660%, (US0001M + 0.190%), 09/19/2037	1,259,617	0.3
4,484,721		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.716%, (US0001M + 0.210%), 02/25/2046	3,812,015	0.8
399,741	(1),(2)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.769%, 03/26/2036	394,295	0.1
848,853		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	732,991	0.1
245,315	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.108%, 05/25/2037	219,988	0.0
1,455,037		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	1,094,368	0.2
1,469,180	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.966%, 11/25/2048	1,461,197	0.3
1,469,180	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.966%, 11/25/2048	1,444,787	0.3
2,259,690	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.782%, 09/25/2048	2,057,611	0.4
1,085,659	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.797%, 10/25/2048	1,069,968	0.2
986,963	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.797%, 10/25/2048	938,374	0.2
1,879,428	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 4.009%, 12/25/2048	1,853,281	0.4
995,392	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.506%, 02/25/2049	1,008,250	0.2
995,392	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.506%, 02/25/2049	961,910	0.2
476,377		Lehman XS Trust Series 2005-5N 3A1B, 3.157%, (12MTA + 1.000%), 11/25/2035	480,643	0.1
205,461		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.886%, (US0001M + 0.380%), 08/25/2035	205,138	0.0
276,432		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	250,111	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.706%, (US0001M + 1.200%), 09/25/2035	892,073	0.2
2,100,000	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,183,375	0.4
249,638	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.348%, 03/25/2035	249,205	0.1
5,050,708	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,149,506	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
5,791,368	(1)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	$3,122,931	0.6
800,000	(1),(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	807,908	0.2
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,003,589	0.4
1,500,000	(1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,495,477	0.3
326,353	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.537%, 10/20/2035	327,003	0.1
423,385	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.537%, 10/20/2035	424,228	0.1
817,690	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.110%, 06/25/2034	836,001	0.2
1,749,217	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.126%, 09/25/2035	1,748,887	0.4
702,130		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.996%, (US0001M + 0.490%), 10/25/2045	699,138	0.1
528,351	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 4.281%, 12/25/2035	528,450	0.1
775,558	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.880%, 09/25/2036	731,610	0.1
489,131	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.667%, 11/25/2036	463,025	0.1
1,345,191	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.676%, 12/25/2036	1,270,033	0.3
727,829	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.860%, 12/25/2036	671,301	0.1
500,097	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.474%, 02/25/2037	490,356	0.1
808,429	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.485%, 02/25/2037	748,711	0.2
534,699	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.645%, 12/25/2036	523,917	0.1
658,345		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	597,833	0.1
411,899		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	382,797	0.1
829,858		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	793,140	0.2
913,953		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.736%, (US0001M + 0.230%), 01/25/2047	825,913	0.2
316,033		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	293,555	0.1
645,502		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	643,029	0.1
244,391	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.209%, 04/25/2036	238,598	0.0
282,125	(1)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 4.334%, 05/25/2036	289,037	0.1
1,203,612	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.773%, 12/28/2037	1,178,635	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
46,660	(1),(2)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 4.438%, 06/26/2035	$47,171	0.0

	Total Collateralized Mortgage Obligations
	(Cost $120,823,386)		121,296,705	24.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 30.4%
		United States: 30.4%
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,819,176	0.8
7,060,000	(1),(2),(3)	BANK 2017-BNK4 XE, 1.471%, 05/15/2050	712,017	0.1
21,150,000	(1),(2),(3)	BANK 2017-BNK8 XE, 1.274%, 11/15/2050	1,943,531	0.4
2,000,000	(2)	BANK 2018-BNK12 D, 3.000%, 05/15/2061	1,584,195	0.3
9,363,500	(1),(2),(3)	BANK 2018-BNK12 XD, 1.422%, 05/15/2061	1,039,390	0.2
103,000,000	(1),(2),(3)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	1,452,619	0.3
2,000,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.875%, 02/13/2042	2,035,564	0.4
18,964,000	(1),(2),(3)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	2,166,775	0.4
51,120,000	(1),(3)	Benchmark 2018-B7 XA Mortgage Trust, 0.451%, 11/15/2051	1,705,016	0.3
45,415,878	(1),(3)	BMARK 2018-B4 XA, 0.544%, 07/15/2051	1,689,366	0.3
8,000,000	(1),(2),(3)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	1,056,550	0.2
680,000	(2)	BX Commercial Mortgage Trust 2018-BIOA D, 3.776%, (US0001M + 1.321%), 03/15/2037	667,656	0.1
2,386,439	(2)	BX Commercial Mortgage Trust 2018-IND F, 4.255%, (US0001M + 1.800%), 11/15/2035	2,362,901	0.5
3,025,485	(2)	BX Commercial Mortgage Trust 2018-IND G, 4.505%, (US0001M + 2.050%), 11/15/2035	2,992,992	0.6
1,000,000	(2)	BXMT 2017-FL1 C Ltd., 4.405%, (US0001M + 1.950%), 06/15/2035	983,060	0.2
2,000,000	(2)	BXMT 2017-FL1 D Ltd., 5.155%, (US0001M + 2.700%), 06/15/2035	1,962,296	0.4
2,760,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.558%, 03/10/2047	2,562,773	0.5
11,905,267	(1),(3)	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.190%, 11/15/2049	739,065	0.2
660,617		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	679,705	0.1
22,238,789	(1),(3)	COMM 2012-CR3 XA, 1.872%, 10/15/2045	1,252,709	0.3
9,235,937	(1),(3)	COMM 2012-CR5 XA, 1.547%, 12/10/2045	456,348	0.1
13,920,000	(1),(2),(3)	COMM 2014-CR21 XE, 1.418%, 12/10/2047	938,809	0.2
165,793	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/2038	167,384	0.0
2,000,000	(2)	CSWF 2018-TOP F, 5.205%, (US0001M + 2.750%), 08/15/2035	1,951,422	0.4
1,392,208	(2)	DBGS 2018-BIOD E Mortgage Trust, 4.155%, (US0001M + 1.700%), 05/15/2035	1,340,114	0.3
902,601	(1),(2),(3)	DBUBS 2011-LC1A XA, 0.709%, 11/10/2046	8,220	0.0
4,500,000	(2)	DBWF 2018-GLKS E Mortgage Trust, 5.398%, (US0001M + 3.018%), 11/19/2035	4,477,562	0.9
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.243%, 08/10/2049	6,229,543	1.3
660,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.493%, 08/10/2049	571,985	0.1
5,500,000	(2)	Exantas Capital Corp. 2018-RSO6 D Ltd., 4.955%, (US0001M + 2.500%), 06/15/2035	5,365,895	1.1
6,667,281	(1),(3)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.367%, 02/25/2020	367,708	0.1
34,915,394	(1),(3)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.199%, 02/25/2042	2,463,410	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
39,680,000	(1),(3)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.582%, 11/25/2041	$2,653,620	0.5
31,400,000	(1),(3)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	2,391,094	0.5
8,050,000	(1),(3)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.036%, 11/25/2042	812,922	0.2
20,330,705	(1),(3)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.837%, 01/25/2026	2,673,288	0.5
160,388,405	(2),(3)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	632,716	0.1
1,000,000	(2)	GPT 2018-GPP E Mortgage Trust, 4.925%, (US0001M + 2.470%), 06/15/2035	995,108	0.2
100,608,812	(1),(2),(3)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.661%, 03/10/2044	1,163,833	0.2
2,051,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	1,965,452	0.4
1,100,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,023,375	0.2
3,382,611	(1),(2),(3)	GS Mortgage Securities Trust 2011-GC5 XA, 1.338%, 08/10/2044	92,688	0.0
2,480,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	1,686,194	0.3
2,952,000	(1)	GS Mortgage Securities Trust 2015-FRR1 K3B, 3.433%, 06/27/2041	2,933,697	0.6
1,120,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	938,193	0.2
2,500,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 E, 3.802%, 11/10/2049	1,764,744	0.4
1,800,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D, 4.555%, (US0001M + 2.100%), 06/15/2032	1,771,346	0.4
17,299,953	(1),(2),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 0.943%, 02/15/2046	299,701	0.1
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,370,327	0.3
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.406%, 08/15/2046	1,547,364	0.3
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.119%, 12/15/2047	2,808,121	0.6
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 3.991%, 01/15/2046	1,434,794	0.3
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,952,352	0.8
22,515,292	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.071%, 07/15/2047	646,403	0.1
1,000,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.199%, 11/15/2045	993,408	0.2
30,251,674	(1),(2),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.639%, 11/15/2045	2,039,846	0.4
1,150,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	898,219	0.2
2,650,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 F, 4.000%, 01/15/2048	1,822,432	0.4
46,979,000	(1),(2),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,189,598	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
2,000,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	$1,971,016	0.4
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.457%, 08/15/2047	992,114	0.2
2,000,000	(1),(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.610%, 06/12/2047	2,018,735	0.4
300,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 E, 5.375%, 09/15/2047	310,451	0.1
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,531,466	0.7
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,452,229	0.5
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,057,867	0.4
15,555,000	(1),(2),(3)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.497%, 12/15/2050	1,761,216	0.4
79,591	(2)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	78,896	0.0
4,660,000	(2)	PFP 2017-4 E Ltd., 7.305%, (US0001M + 4.850%), 07/14/2035	4,776,430	1.0
1,241,611	(2)	SLIDE 2018-FUN E, 4.755%, (US0001M + 2.300%), 06/15/2031	1,230,362	0.3
1,241,611	(2)	SLIDE 2018-FUN F, 5.455%, (US0001M + 3.000%), 06/15/2031	1,227,433	0.3
2,700,000	(2)	STWD 2018-URB D Mortgage Trust, 4.505%, (US0001M + 2.050%), 05/15/2035	2,647,353	0.5
2,500,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2013-C6 D, 4.313%, 04/10/2046	2,244,450	0.5
7,426,372	(1),(3)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.091%, 12/15/2047	346,500	0.1
4,227,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	3,092,193	0.6
16,657,000	(1),(2),(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.247%, 09/15/2058	1,194,878	0.2
16,657,000	(1),(2),(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.247%, 09/15/2058	1,162,669	0.2
7,790,000	(1),(2),(3)	Wells Fargo Commercial Mortgage Trust 2016-C37 XEF, 1.600%, 12/15/2049	783,396	0.2
7,605,000	(1),(2),(3)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	910,586	0.2
34,967,382	(1),(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.989%, 10/15/2050	2,138,385	0.4
15,343,000	(1),(2),(3)	Wells Fargo Commercial Mortgage Trust 2017-C42 XE, 1.300%, 12/15/2050	1,364,499	0.3
2,500,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.612%, (US0001M + 2.157%), 12/15/2036	2,474,202	0.5
39,941,036	(1),(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.840%, 06/15/2051	2,504,910	0.5
2,000,000	(2),(4),(5)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	1,593,897	0.3
40,358,257	(1),(2),(3)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.565%, 12/15/2045	1,985,098	0.4
1,378,838	(1),(2),(3)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.276%, 03/15/2048	58,035	0.0
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.685%, 03/15/2046	2,113,770	0.4
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.322%, 11/15/2047	995,276	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $149,533,571)		150,264,903	30.4

ASSET-BACKED SECURITIES: 34.6%
		Ireland: 0.2%
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,010,937	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: 34.4%
821,780	(2),(6)	Ajax Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	$817,150	0.2
1,978,429	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,975,144	0.4
2,161,216	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	2,178,594	0.4
1,087,859	(1),(2),(3),(7)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
1,050,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,064,594	0.2
2,250,000	(2)	Apidos CLO XXIX 2018-29A B, 4.292%, (US0003M + 1.900%), 07/25/2030	2,115,893	0.4
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 5.949%, (US0003M + 3.500%), 04/17/2026	496,026	0.1
1,400,000	(2)	Atrium CDO Corp. 12A CR, 4.119%, (US0003M + 1.650%), 04/22/2027	1,335,762	0.3
500,000	(2)	Atrium CDO Corp. 12A DR, 5.269%, (US0003M + 2.800%), 04/22/2027	473,660	0.1
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 5.919%, (US0003M + 3.450%), 07/20/2025	993,793	0.2
447,708	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.684%, 10/25/2036	451,599	0.1
2,250,000	(2)	BlueMountain CLO 2012-2A DR2 Ltd., 5.545%, (US0003M + 2.900%), 11/20/2028	2,138,895	0.4
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 7.886%, (US0003M + 5.450%), 04/13/2027	966,957	0.2
2,000,000	(2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 5.119%, (US0003M + 2.650%), 04/20/2027	1,873,420	0.4
500,000	(2)	BlueMountain CLO 2016-3A CR Ltd., 4.816%, (US0003M + 2.200%), 11/15/2030	479,944	0.1
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 8.077%, (US0003M + 5.400%), 11/23/2025	2,793,387	0.6
2,500,000	(2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 4.409%, (US0003M + 1.900%), 07/27/2031	2,347,865	0.5
3,200,000	(2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.759%, (US0003M + 2.250%), 04/27/2027	2,979,837	0.6
484,864	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	481,785	0.1
1,601,098	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,616,529	0.3
983,449	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	1,012,890	0.2
1,219,000	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	1,226,552	0.3
250,000	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	251,479	0.1
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 3.211%, (US0001M + 0.705%), 09/25/2035	2,397,001	0.5
3,000,000	(2)	Cumberland Park CLO Ltd. 2015-2A DR, 5.169%, (US0003M + 2.700%), 07/20/2028	2,812,470	0.6
1,121,250	(2)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	1,133,068	0.2
500,000	(2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.869%, (US0003M + 2.400%), 04/20/2028	463,633	0.1
1,067,780	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	1,051,224	0.2
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.436%, (US0003M + 3.000%), 10/15/2027	1,499,697	0.3
301,691	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	292,078	0.1
796,542	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	821,128	0.2
427,837	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	433,344	0.1
1,066,285	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	1,063,793	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,018,768	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	$1,006,640	0.2
858,534	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	838,646	0.2
600,000	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	591,546	0.1
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,520,444	0.3
1,000,000	(2)	Flatiron CLO 2013-1A D Ltd., 7.349%, (US0003M + 4.900%), 01/17/2026	939,633	0.2
2,650,000	(2)	Galaxy XXIX CLO Ltd. 2018-29A D, 5.016%, (US0003M + 2.400%), 11/15/2026	2,485,554	0.5
3,532,701		GSAA Home Equity Trust 2006-14 A3A, 2.756%, (US0001M + 0.250%), 09/25/2036	1,959,414	0.4
1,278,627		GSAA Home Equity Trust 2007-1 1A1, 2.586%, (US0001M + 0.080%), 02/25/2037	627,831	0.1
1,000,000	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,021,444	0.2
3,000,000	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,032,124	0.6
1,500,000	(2)	Home Partners of America 2018-1 E Trust, 4.305%, (US0001M + 1.850%), 07/17/2037	1,489,988	0.3
2,463,000	(2)	Invitation Homes 2018-SFR1 D Trust, 3.905%, (US0001M + 1.450%), 03/17/2037	2,442,813	0.5
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	779,677	0.2
37,226		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 2.646%, (US0001M + 0.140%), 10/25/2036	37,294	0.0
145,686		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 2.666%, (US0001M + 0.160%), 06/25/2036	145,691	0.0
850,000	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	854,174	0.2
2,000,000	(2)	LCM XIV L.P. 14A CR, 4.319%, (US0003M + 1.850%), 07/20/2031	1,874,224	0.4
750,000	(2)	LCM XX L.P. 20A-DR, 5.139%, (US0003M + 2.800%), 10/20/2027	709,304	0.1
1,550,000	(2)	LCM XXII Ltd. 22A CR, 5.302%, (US0003M + 2.800%), 10/20/2028	1,451,259	0.3
998,356	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,027,762	0.2
2,500,000	(2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 5.300%, (US0003M + 2.850%), 04/19/2030	2,356,572	0.5
2,000,000	(2)	Madison Park Funding XXXII Ltd. 2018-32A C, 5.700%, (US0003M + 2.900%), 01/22/2031	1,972,460	0.4
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,015,523	0.2
1,000,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	958,479	0.2
1,196,774	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,141,766	0.2
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.712%, 09/25/2057	1,668,747	0.3
2,555,903	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,589,919	0.5
2,337,761	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	2,337,460	0.5
2,000,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,986,759	0.4
1,128,722	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,136,957	0.2
1,500,000	(2)	Mosaic Solar Loans 2017-2A C, 2.000%, 06/22/2043	1,429,578	0.3
1,650,000	(2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.936%, (US0003M + 2.500%), 01/15/2028	1,536,813	0.3
3,000,000	(2),(8)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.669%, (US0003M + 5.200%), 04/20/2027	2,818,065	0.6
475,000	(2)	OHA Credit Partners IX Ltd 2013-9A DR, 5.769%, (US0003M + 3.300%), 10/20/2025	474,141	0.1
1,300,000	(2)	Palmer Square CLO 2014-1A BR2 Ltd., 4.299%, (US0003M + 1.850%), 01/17/2031	1,209,504	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
2,900,000	(2)	Palmer Square Loan Funding 2017-1A D Ltd., 7.286%, (US0003M + 4.850%), 10/15/2025	$2,751,584	0.6
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 6.386%, (US0003M + 3.950%), 04/15/2026	2,488,016	0.5
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 8.336%, (US0003M + 5.900%), 04/15/2026	2,200,510	0.4
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 6.500%, (US0003M + 4.250%), 11/15/2026	2,892,279	0.6
2,094,750	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,108,487	0.4
427,164	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.044%, 01/25/2036	423,823	0.1
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	1,979,562	0.4
2,147,000	(2)	Recette CLO Ltd. 2015-1A DR, 5.219%, (US0003M + 2.750%), 10/20/2027	2,017,665	0.4
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 8.169%, (US0003M + 5.700%), 10/20/2027	1,818,418	0.4
1,192,488	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,236,465	0.3
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,037,133	0.4
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,680,627	0.5
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,492,764	0.5
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	951,829	0.2
5,000,000	(1),(2)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/2025	5,101,920	1.0
1,600,000	(1),(2)	Sofi Consumer Loan Program 2016-5 B LLC, 4.550%, 09/25/2028	1,636,557	0.3
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	899,413	0.2
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	990,704	0.2
1,900,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	1,882,816	0.4
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	852,334	0.2
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,820,188	0.6
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,124,229	0.2
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,531,983	0.3
762,496	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	756,839	0.2
879,305	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	878,001	0.2
428,210	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	425,000	0.1
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,614,763	0.3
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,312,747	0.7
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,560,007	0.3
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,253,032	0.3
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,224,770	0.2
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,000,245	0.2
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,936,316	0.8
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,053,765	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,000,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	$1,031,407	0.2
140,952	(2)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	140,766	0.0
570,781		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 2.676%, (US0001M + 0.170%), 12/25/2036	555,615	0.1
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	2,059,204	0.4
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,131,202	0.2
800,000	(2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	797,796	0.2
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,206,605	0.2
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.395%, (US0003M + 1.950%), 07/18/2031	1,867,932	0.4
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.481%, 11/25/2057	1,148,761	0.2
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,189,471	0.2
500,000	(1),(2)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	446,560	0.1
3,500,000	(2)	Venture XX CLO Ltd. 2015-20A CR, 4.336%, (US0003M + 1.900%), 04/15/2027	3,389,323	0.7
969,858		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.676%, (US0001M + 0.170%), 07/25/2047	685,834	0.1
			170,092,663	34.4

	Total Asset-Backed Securities
	(Cost $174,167,356)		171,103,600	34.6

	Total Long-Term Investments
	(Cost $444,524,313)		442,665,208	89.6

SHORT-TERM INVESTMENTS: 10.0%
		Commercial Paper: 6.0%
4,400,000		AutoZone, Inc., 2.700%, 01/02/2019	4,399,359	0.9
1,682,000		Concord Minutemen, 2.500%, 01/03/2019	1,681,655	0.4
3,982,000		Consolidated Edison Co. of New York, Inc., 2.600%, 01/02/2019	3,981,424	0.8
876,000		Duke Energy Corporation, 2.700%, 01/03/2019	875,808	0.2
4,000,000		DuPont, 2.800%, 01/09/2019	3,997,290	0.8
4,600,000		General Electric Co., 3.000%, 01/02/2019	4,599,241	0.9
3,000,000		Lockheed Martin Corp., 2.700%, 01/02/2019	2,999,563	0.6
2,850,000		Schlumberger, 2.700%, 01/07/2019	2,848,537	0.6
4,000,000		Tyson Foods, Inc., 2.700%, 01/07/2019	3,997,908	0.8
			29,380,785	6.0

		U.S. Government Agency Obligations: 3.9%
19,161,000		Federal Home Loan Bank Discount Notes, 2.150%, 01/02/2019
		(Cost $19,159,856)	19,161,000	3.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
614,000	(9) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.340%
	(Cost $614,000)	614,000	0.1

	Total Short-Term Investments
	(Cost $49,155,512)	49,155,785	10.0

	Total Investments in Securities (Cost $493,679,825)	$491,820,993	99.6
	Assets in Excess of Other Liabilities	2,209,821	0.4
	Net Assets	$494,030,814	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of December 31, 2018.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2018.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2018.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Rate shown is the 7-day yield as of December 31, 2018.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Commercial Mortgage-Backed Securities	30.4%
Other Asset-Backed Securities	25.1
Collateralized Mortgage Obligations	24.6
Student Loan Asset-Backed Securities	7.1
Automobile Asset-Backed Securities	1.5
Home Equity Asset-Backed Securities	0.9
Short-Term Investments	10.0
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$121,296,705	$–	$121,296,705
Commercial Mortgage-Backed Securities	–	150,264,903	–	150,264,903
Asset-Backed Securities	–	171,103,600	–	171,103,600
Short-Term Investments	614,000	48,541,785	–	49,155,785
Total Investments, at fair value	$614,000	$491,206,993	$–	$491,820,993
Other Financial Instruments+
Futures	2,143,279	–	–	2,143,279
Total Assets	$2,757,279	$491,206,993	$–	$493,964,272
Liabilities Table
Other Financial Instruments+
Futures	$(2,207,398)	$–	$–	$(2,207,398)
Total Liabilities	$(2,207,398)	$–	$–	$(2,207,398)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2018, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	96	03/20/19	$14,016,000	$575,895
U.S. Treasury Ultra 10-Year Note	280	03/20/19	36,421,875	1,176,528
U.S. Treasury Ultra Long Bond	68	03/20/19	10,924,625	390,856
			$61,362,500	$2,143,279

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2018 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 10-Year Note	(80)	03/20/19	$(9,761,250)	$(241,675)
U.S. Treasury 2-Year Note	(351)	03/29/19	(74,521,688)	(506,957)
U.S. Treasury 5-Year Note	(754)	03/29/19	(86,474,375)	(1,458,766)
			$(170,757,313)	$(2,207,398)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$2,143,279
Total Asset Derivatives		$2,143,279

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$2,207,398
Total Liability Derivatives		$2,207,398

At December 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $493,685,253.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,321,434
Gross Unrealized Depreciation	(11,249,813)

Net Unrealized Depreciation	$(1,928,379)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	February 26, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 26, 2019